N-2	Nov. 13, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002160772
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Registration Amendment	false
Entity Registrant Name	PRAGMATIC MERIDIAN GLOBAL FUND
Entity Address, Address Line One	Apex Group, Ltd.
Entity Address, Address Line Two	190 Middle Street, Suite 101
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	(833)
Local Phone Number	307-4292
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shareholder Transaction Expenses None
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (1)

(as a percentage of projected net assets attributable to common shares)

Management Fees (2)	1.50%
Other Expenses (3)	[•]	%
Acquired Fund Fees and Expenses (4)	[•]	%
Total Annual Fund Operating Expenses	[•]	%
Fee Waiver and Expense Reimbursement (5)	[•]	%
Total Annual Fund Operating Expenses (after fee waiver and reimbursement) (5)	[•]	%
(1)	All Other Expenses and Acquired Fund Fees and Expenses shown in this table are based on estimated amounts for the Fund’s initial fiscal year. The Fund’s actual expenses may vary from the estimated amounts shown. The Fund’s expenses may increase or decrease over time based on the Fund’s assets, and actual Fund expenses may vary from these estimated expenses.
(2)	The Management Fee is calculated and accrued daily at the annual rate of 1.50% of the Fund’s average daily net assets. “Net assets” means the total assets of the Fund minus the Fund’s liabilities. As of the date of this Prospectus, the Fund does not intend to borrow for investment purposes.
(3)	Other Expenses are based on estimated expenses for the current fiscal year, and include, among other things, Trustees fees and expenses, professional fees and other expenses that the Fund is expected to bear, including ongoing offering costs and fees and expenses of the Fund administrator, transfer agent and custodian.
(4)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Private Funds. The “Acquired Fund Fees and Expenses” disclosed above were calculated in good faith by the Adviser based on estimates for the current fiscal year, which may (and which should be expected to) change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” In addition, the Private Funds held by the Fund will also change, further impacting the calculation of the “Acquired Fund Fees and Expenses.” Generally, fees payable to managers of the Private Funds are expected to range from 1% to 3% (annualized) of the average NAV of the Fund’s investment. In addition, certain Private Fund managers charge an incentive allocation or fee generally ranging from 15% to 35% of a Private Fund’s net profits, although it is possible on occasion that such ranges may be higher for certain Private Fund managers. Acquired Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
(5)	The Adviser has contractually agreed through [•], 202[•], to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading and brokerage costs, acquired fund fees and expenses, and extraordinary or non-routine expenses such as litigation expenses) do not exceed 2.25% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement may not be terminated prior to [•], 202[•] without Board approval. Under the Expense Limitation Agreement, the Adviser may be reimbursed by the Fund for any contractual fee waivers or assumptions of expenses if reimbursement to the Adviser (a) occurs within three years from the date of the Adviser’s waiver/assumption and (b) does not cause the Total Annual Fund Operating Expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/assumption or the time of the reimbursement.

Management Fees [Percent]	1.50%	[1],[2]
Acquired Fund Fees and Expenses [Percent]		[1],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		[1],[4]
Total Annual Expenses [Percent]		[1]
Waivers and Reimbursements of Fees [Percent]		[1],[5]
Net Expense over Assets [Percent]		[1],[5]
Expense Example [Table Text Block]

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[•]	$[•]	$[•]	$[•]

The Example above is based on the fees and expenses incurred by the Fund, and should not be considered a representation of future expenses.  Actual expenses may be greater or lesser than those shown.

Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.  A greater rate of return than that used in the Example would increase the amount of certain fees and expenses paid by the Fund.

Expense Example, Year 01
Expense Example, Years 1 to 3
Expense Example, Years 1 to 5
Expense Example, Years 1 to 10
Purpose of Fee Table , Note [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below:

Other Expenses, Note [Text Block]	Other Expenses are based on estimated expenses for the current fiscal year, and include, among other things, Trustees fees and expenses, professional fees and other expenses that the Fund is expected to bear, including ongoing offering costs and fees and expenses of the Fund administrator, transfer agent and custodian.
Acquired Fund Fees Estimated, Note [Text Block]	All Other Expenses and Acquired Fund Fees and Expenses shown in this table are based on estimated amounts for the Fund’s initial fiscal year. The Fund’s actual expenses may vary from the estimated amounts shown. The Fund’s expenses may increase or decrease over time based on the Fund’s assets, and actual Fund expenses may vary from these estimated expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

The Fund’s investment objectives are to generate income and, as a secondary objective, long-term capital preservation. The Fund is a “fund of funds”. The Fund’s investment objectives are non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.

Principal Investment Strategies

The Fund seeks to pursue its investment objectives through investments in a portfolio of private funds making diversified investments in publicly traded securities and privately held equity securities, private credit fixed income securities, privately-held technology sector securities, as well as real estate investments across the globe.

The Fund is a “fund of funds.” Although not currently anticipated, the Fund retains the discretion to make direct investments in the future, the Fund primarily intends to pursue its investment objectives by opportunistically investing primarily in public and privately held investment vehicles (all such investments, collectively with any other investments held by the Fund, the “Investments”). Private funds and other investment vehicles in which the Fund may invest include pooled investment vehicles that would qualify as “investment companies” under the Investment Company Act but for Sections 3(c)(1) or 3(c)(7) of the Investment Company Act and would not qualify for any other exemption, but may also include other investment vehicles that are subject to another exemption or are not considered investment companies(“collectively, “Private Funds”). The Private Funds may invest, directly or indirectly, in (1) publicly-traded securities in various sectors and geographies; (2) private equity securities of unlisted companies, especially those in the early or expansion stages of their development; (3) private credit fixed income securities; (4) privately-held technology sector securities; and (5) real estate investments, especially in real estate development projects, yield-generating real estate assets and real estate investment trusts. It is expected that the Fund’s investments in Private Funds will be comprised of approximately 45% in Private Funds which invest in publicly-traded securities, including securities on a long-only basis and macro hedge fund securities and 50% in Private Funds which invest in privately-held securities, including private equity securities, private credit fixed-income securities, privately-held technology sector securities and real estate investments. The Fund’s investment in any one Private Fund will be limited to no more than 25% of the Fund’s total assets. The Fund’s investment strategy is designed to minimize single asset or single market risk through diversification across strategies, geographies and vintage years. The Fund may produce investment returns that are less correlated to the broader financial markets.

The Fund expects that a majority of its Investments will be in investment vehicles located offshore. While such investment vehicles will generally be continuously offered, Pragmatic Advisory LLC (“Pragmatic” or the “Adviser”), expects some of them may place significant restrictions on withdrawals and that, therefore, that the Fund will hold its Investments for a significant period of time (potentially, for five to seven years). The Adviser may also elect to divest from Investments based on exit return and geographic considerations, among others, at any time. The Adviser defines exit return as the financial profit, if any, realized when the Fund sells its stake in an Investment.

Private Funds may invest in securities and assets located in the United States, as well as in developed and emerging market countries located outside of the United States, at the discretion of the Adviser. The Fund’s initial Private Fund investments are expected to be principally in Spain and Italy, although the Fund may invest in Private Funds which invest in other countries from time to time, including European Union countries, Iceland, Norway and Switzerland as well as Australia, Canada, Japan and the United States.

Private Funds’ investments in publicly-traded securities may include a broad range of equity securities and equity-related securities which are listed or traded on recognized stock exchanges, warrants and rights, debt securities and debt-related securities, exchange-traded funds and financial indices, and derivatives and other financial instruments including, but not limited to, equity swaps and related transactions, futures and options. Private Funds’ exposure to macro hedge strategies may include taking long and short positions in publicly-traded equity securities, fixed income securities, foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts and commodities. The macro hedge strategy that the Private Funds may employ tries to exploit perceived divergences between and within these various asset classes. The investment decisions made in accordance with this strategy are based on top-down analysis of the global economy, including business conditions, economic policy, price development, and market sentiment. The Private Funds employing this strategy may also base investment decisions on relative valuations of financial instruments within or between asset classes.

Private Funds also may invest in privately-held securities, including private equity securities, private credit fixed income securities, privately-held technology sector securities and real estate investments. Private equity investments are typically made in private companies through privately negotiated transactions and may include investments in venture capital and growth equity companies, companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. Private credit fixed income investments are comprised of a broad array of strategies and instruments, including alternative credit, liquid credit (including collateralized loan obligations), senior and junior debt, asset backed financings, structured credit, opportunistic credit, special situations, and hybrid capital solutions. The technology sector securities in which the Private Funds invest include privately-held technology-related companies in a wide array of businesses and industries, including: advertising technology (AdTech); biotechnology (BioTech); health care technology; pharmaceuticals; artificial intelligence; financial services technology (FinTech); real estate technology (PropTech); internet services; privacy & security; energy and sustainability technology; energy equipment and services; telecommunications semiconductors and semiconductor equipment; chemicals; synthetic materials; and aerospace and defense. Additionally, Private Funds may invest in commercial real estate and real estate-related assets.

Due to the Fund’s anticipated initial investments, it may have substantial exposure to Spain and Italy, and to companies in the information technology and real estate sectors. However, as the composition of the Private Funds in which the Fund invests, and the investments of the Private Funds, changes over time, the Fund’s exposure to Spain and Italy, and to companies in the information technology and real estate sectors, may decline, and the Fund’s exposure to other geographic areas or sectors may increase.

The Fund may also hold cash and cash equivalent investments with the intent to commit such cash to a Private Fund that primarily pursues an above-listed strategy. In addition, the Fund seeks to manage liquidity and maintain a buffer of liquid assets to meet quarterly repurchase requests by shareholders, and expects to invest approximately 5%-10% of its assets in cash, money market instruments, U.S. Treasury securities and short-term U.S. Treasury ETFs, to meet quarterly repurchase requests by shareholders. However, the Fund is significantly invested in illiquid assets.

The Fund expects to invest in multiple Private Funds at any given time, but the Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one Private Fund or other issuer.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Shares is subject to a number of significant risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Shares to increase or decrease. You could lose money by investing in the Fund, including all or a substantial part of your investment. By itself, the Fund does not constitute a balanced or complete investment program. Before investing in the Fund you should consider carefully the following risks. The risks set forth below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund may also impair the Fund’s operations and performance. The risks below describe events that could materially and adversely affect the Fund’s business, financial condition, results of operations and cash flows. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

The risks below are organized in two groups. The first group includes risks related to the Fund’s direct investments, as well as general risks related to the structure of the Fund. The second group includes risks arising from the portfolio investments of the Private Funds, to which the Fund is also subject due to its indirect exposure to those portfolio investments. To the extent that the Fund makes direct investments in the types of securities in which the Private Funds invest, the Fund would have direct exposure to those risks. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Additional information regarding risks of the Fund is available in the Fund’s SAI.

General Fund and Investment Risks

Private Fund Risk. Because the Fund invests a significant portion of its assets in Private Funds in a “fund of funds” or multi-tier investment structure, the risks associated with investing in the Fund are closely related to the risks associated with the investments made by the Private Funds. The ability of the Fund to achieve its investment objectives will depend upon the ability of the Private Funds to achieve their respective investment objectives. There can be no assurance that the investment objectives of any Private Fund will be achieved.

The Fund’s net asset value (“NAV”) will fluctuate in response to changes in the value of the Private Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Private Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Private Fund, which will vary. Since the Fund’s NAV is related to the value of the Private Funds in which it invests, inaccuracies, delays or other disruptions in the calculation of a Private Fund’s NAV may adversely impact the Fund.

The Private Funds are not publicly traded and therefore may be illiquid. Furthermore, Private Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. A Private Fund may focus on a particular industry, sector or geographic region, which may subject the Private Fund, and therefore the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries, sectors or geographic regions.

Private Funds in which the Fund invests generally are not registered as investment companies under the Investment Company Act. For these Private Funds, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, including with respect to affiliated transactions, are not applicable. Further, these Private Funds need not have independent boards and shareholder approval of advisory contracts may not be required, as is the case for registered investment companies. The majority of Private Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Private Funds. If values of the Private Funds are falling, the Fund will not be able to sell its Private Funds and the value of the Shares will decline.

A Private Fund’s assets may be invested in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to risks attending investments in securities of non-U.S. issuers and currency fluctuations.

Additionally, the Fund’s investment in the Private Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance-based fees. The performance-based fees the Fund pays to invest in a Private Fund may be higher than if the manager of the Private Fund managed the Fund’s assets directly. The performance-based fees charged by certain Private Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance-based fee.

Tax Risks of an Investment in the Fund. The Fund is subject to the following federal income tax risks.

RIC Qualification Risk. To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must continue to meet the RIC Qualification Tests under the Code. Unless the Fund invests in a Private Fund through a subsidiary, the Fund will be deemed to own its proportionate share of the Private Fund’s assets and receive a proportionate share of the Private Fund’s income for purposes of the RIC Qualification Tests. Neither the Adviser nor the Private Funds’ investment managers have experience with RICs. Furthermore, because of the expectation that the Private Funds intend in part to invest in foreign real estate and potentially other non-qualifying RIC assets, the Fund will need to take special measures to meet the RIC Qualification Tests and the Fund may fail to qualify—or continue to qualify— as a RIC. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC, the Fund would be subject to tax on its taxable income at U.S. corporate tax rates, and all distributions from earnings and profits, including any distributions of net long-term capital gain, would be taxable to shareholders as dividend income.

Substantial Imposition of Tax Risk. The Fund (and therefore its shareholders) may bear substantial foreign taxes through some Private Fund. In addition, unless the Fund has sufficient assurance that its investment in a Private Fund will permit the Fund to continue to meet the RIC Qualification Tests, the Fund’s investment in such Private Fund will be made through a subsidiary. The Fund cannot pass-through foreign taxes to shareholders for foreign tax credit purposes for investments made through subsidiaries or if the Fund fails to qualify as a RIC, or if certain other conditions are not met. Even if the Fund does not invest in a Private Fund through a subsidiary and continues to qualify as a RIC, the Fund cannot assure that foreign taxes borne through a Private Fund will be creditable.

Reliance on Private Funds for Tax Compliance. For purposes of satisfying the RIC Qualification Tests, the Fund will be required to look through to the character of the income of, and the assets and investments held by, the Private Funds (unless an applicable Private Fund interest is held through a subsidiary). However, the Private Funds may not provide the Fund with information about the nature of their income or the contents of their portfolios at the times needed by the Fund. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets to assure it is meeting the RIC Qualification Tests, Furthermore, although the Fund expects to receive information from each Private Fund investment manager regarding its investment performance on a regular basis, in most cases there will be little or no means of independently verifying this information. In addition, because the Private Funds are expected to be open- ended, the Fund’s share of income and indirect ownership of assets are expected to change on a regular basis which will make satisfaction of the RIC Qualification Tests more difficult.

REIT Qualification Risk. A Private Fund may hold investments through one or more subsidiaries (each, a “REIT Subsidiary”) that have elected to be taxed as real estate investment trusts for U.S. federal income tax purposes (“REITs”). The requirements for qualification as a REIT are extremely complex, and a REIT Subsidiary’s compliance with these requirements may depend upon factors outside the control of such Private Fund and the REIT Subsidiary. Thus, there can be no assurance that any REIT Subsidiary will in fact qualify for taxation as a REIT. If a REIT Subsidiary fails to qualify for taxation as a REIT in any taxable year and relief provisions do not apply, then the REIT Subsidiary will be subject to tax on its taxable income at regular corporate rates and may be subject to penalties and interest as well. Although a REIT generally is not subject to U.S. federal income tax, a REIT nevertheless may be subject to various entity-level taxes, including, but not limited to: (i) tax at regular corporate rates on the retained portion of its “REIT taxable income,” which generally is defined as taxable income (subject to certain adjustments), including net capital gains, less distributions to shareholders; (ii) tax at the highest corporate rate on its net income from “foreclosure property”; (iii) a 100% excise tax on its net income derived from a “prohibited transaction,” which generally includes a sale or other disposition of “dealer property,” i.e., property that is held primarily for sale to customers in the ordinary course of a trade or business (other than foreclosure property); and (iv) a 4% excise tax if it fails to make certain minimum distributions each calendar year. A REIT dividend generally is ordinary income unless designated by the REIT as a capital gain dividend or “qualified dividend income,” which for non-corporate REIT shareholders is taxed at capital gains rates. For the years 2018 through 2025, non-corporate REIT shareholders generally can deduct 20% of REIT dividends that are not designated as capital gain dividends or qualified dividend income, subject to certain limitations. We cannot assure you that any of a REIT Subsidiary’s dividends would qualify for this deduction. REIT dividends are considered net investment income for purposes of the 3.8% Medicare contribution tax. Corporate REIT shareholders are not eligible for a dividends received deduction on REIT dividends, even if such dividends are designated as “qualified dividend income.”

Non-U.S. Tax Risk. The Fund’s investments may be subject to significant levels of non-U.S. taxation, thereby reducing the earnings of shareholders’ investment. Shareholders may not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the subsidiaries . Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest. Such withholding taxes on proceeds may apply to capital and not be limited to earnings.

Changes in Tax Laws. The U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Such future U.S. tax legislation and administrative guidance could materially affect the tax consequences of a Shareholder’s investment in the Fund and the Fund’s investments or holding structures.

Other Risks Related to An Investment In the Fund. The Fund may be subject to other risks, including the following:

Lack of Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund may not be able to achieve its investment objectives or successfully implement its investment strategy. The Fund’s operating expenses may be higher than estimated for its first fiscal year and in subsequent years. If the Adviser’s expense limitation agreement with the Fund is not renewed, Fund expenses borne by shareholders will be higher than if the expense limitation agreement continued in effect. Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its Shares may be insufficient allow the Fund to realize its investment objectives. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Competition Risk. Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring investments, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a registered, closed-end investment company. These factors may make it more difficult for the Fund to achieve its investment objectives or successfully implement its investment strategy.

The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Allocation Risk. The ability of the Fund to achieve its investment objectives depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the Fund’s Investments. Further, the allocation of investments by the Private Funds among different asset classes may have a significant effect on such investment vehicle’s net asset value when one of these property classes is performing more poorly than others. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund under the Investment Company Act, the Fund may invest more than 5% of its total assets in the securities of one or more issuers, including one or more Private Funds. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. The Fund is considered to be illiquid, however, Fund shareholders will receive quarterly Repurchase Offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in any quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations which would have an adverse effect on the Fund’s performance. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. Fund shareholders are reliant on the Adviser to successfully implement the Fund’s investment strategy. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment, including selecting Private Funds, may prove to be incorrect and may not produce the desired results. Accordingly, the Fund may not achieve its investment objectives. The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a registered, closed-end investment company.

Market Risk Generally. The Fund is subject to all of the risks associated with the investment in and trading of securities and other instruments. The values of such securities and instruments may be volatile and may be influenced by, among other things, market risk (including changes in economic conditions, growth rates, profits, interest rates and the market’s perception of these securities), general economic and market conditions (which may affect the level and volatility of investments and the extent and timing of investor participation in the market), issuer risk, national and international political and economic events, fluctuations in currency exchange rates and interest rates and government trade, fiscal, monetary and other policies and actions. As a result, the value of the Fund’s investments may be subject to sudden and substantial declines in value.

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s or a Private Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete or balanced investment program. Each investor should take into account the Fund’s investment objectives and principal investment strategies and related risks when considering an investment in the Fund.

Correlation Risk. The Fund may produce investment returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

If a Repurchase Offer is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis, subject to certain exceptions, and shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request, unless the offer to repurchase shares in the Fund is increased and extended by the Board. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares tendered in a repurchase offer may decline between the date the shareholder submits their repurchase request and the date as of shares are valued for purposes of such repurchase. Moreover, any repurchase offer will dilute the ownership interest and voting power of shareholders who do not participate in such repurchase offer because such shareholders will own a smaller percentage of the total number of outstanding shares following the completion of the repurchase offer. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets equal to at least 100% of the repurchase offer amount within a period between a repurchase request deadline and the repurchase payment deadline, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all Shares of the Fund they have tendered during a Repurchase Offer if the total amount of Shares tendered by shareholders exceeds the number of Shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder, subject to certain exceptions. Therefore, the Fund is designed primarily for long-term investors.

Borrowing and Leverage Risk. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest or dividends on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

While the Fund has no current intent to borrow, the 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Cyber Security Risk. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency in the future. The information and technology systems of the Fund, its Investments and the Fund’s service providers may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, use errors or malfeasance by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information. Although the Adviser and the Fund’s service providers have implemented various measures to manage risks relating to these types of events, such measures may be inadequate and, if compromised, information and technology systems could become inoperable for extended periods of time, cease to function properly, or fail to adequately secure private information. Even with sophisticated prevention and detection systems, breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, potentially resulting in further harm and precluding appropriate remediation. The Adviser and the Fund may have to make significant investments to fix or replace information and technology systems. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the operations of the Adviser, the Fund and the Fund’s service providers and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the Fund and its Investments. Such a failure could harm the reputation of the Adviser and the Fund require them to make a significant investment to remedy the effects of any such failures, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.

Risks Posed by the Private Funds’ Portfolio Investments

Equity Securities Risks. The Fund either directly or through Private Funds in which the Fund invests, incur the risk of investment in equity securities and equity-related securities which are publicly traded or listed on a securities exchange and certain derivative investments. These investments include risks of the stock market generally, risks related to equity securities and risks related to common stock, preferred stock, convertible securities, indexed securities, warrants and rights, as follows:

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s or a Private Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s Investments will underperform either the securities markets generally or particular segments of the securities markets over short or perhaps extended periods.

Equity Securities Risk. The value of equity securities in which the Fund may invest either directly (or indirectly through Private Funds), including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic and market conditions. In addition, the Fund’s portfolio and the portfolio’s of Private Funds, are subject to the risks associated with growth stocks. The market value of growth stocks may be subject to substantial and rapid changes, which may make an investment in the Fund more volatile. Growth stocks may be issued by smaller, less capitalized companies, which offer limited product lines or services as compared to more developed companies. These companies may have limited management teams, a relatively short operating and performance history and the stocks may be subject to sudden and substantial gains or losses.

Common Stock Risk. Common stock of an issuer may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall economic circumstances of the company. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities. Common stock in which the Fund or a Private Fund may invest is structurally subordinated as to a company’s income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Convertible and Preferred Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk and pre-payment and redemption risk, which may adversely effect the Fund’s performance. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks than investment grade securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.

The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions.

Indexed Securities Risk. The Fund or a Private Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Because the amount of interest and/or principal payments which the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indexes, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of, and may be more volatile than, the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Warrants and Rights Risk. Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund or a Private Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Fixed Income Securities Risk. The Fund either directly or through Private Funds in which the Fund invests, incur the risk of investment in fixed-income securities and fixed-income related securities which are publicly traded including certain derivative investments.

The Fund or a Private Fund may invest in or have exposure to fixed-income securities. Fixed-income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Fixed Income Securities Risk. Fixed-income securities generally are subject to the following investment risks.

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high-yielding bonds before their maturity dates. In this event the Fund or a Private Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation. These changes in government intervention may have adverse affects on investments, volatility, and illiquidity in debt markets.

Prepayment and Extension Risk. Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity. Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease. This is known as extension risk and may increase the Fund’s or a Private Fund’s sensitivity to rising rates and its potential for price declines.

Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or a Private Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund or a Private Fund may not be able to sell a security or close out a position in a timely manner. If this happens, the Fund or a Private Fund may be required to hold the security or keep the position open, and it could incur losses.

Duration Risk. The Fund and Private Funds may invest in securities of any maturity or duration. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Macro Hedge Fund Strategies Risk. The Fund or indirectly through certain Private Funds in which the Fund invests may invest in certain macro hedge fund strategies, including publicly traded equity and fixed-income securities, foreign currency transactions and foreign currency denominated debt securities, certain derivative instruments and commodities. There is a risk that the directional positions taken by macro hedge funds operating global macro strategies will not perform as expected resulting in investment losses. For example, a hedge fund may be positioned for a particular securities market to rise, if the securities market were to fall due to reasons not anticipated by the Private Fund’s investment manager, investment losses will be incurred by the Private Fund and the Fund.

Currency Risk. Changes in currency exchange rates may negatively affect the value of the Fund’s investments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks or other political developments in the United States or abroad. Fluctuations in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s or a Private Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Foreign Currency Transactions Risk. The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the Fund.

Foreign Currency Options Risk. The Fund’s investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other applicable foreign currency. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign Currency Futures Risk. The Fund’s investments in foreign currency futures include substantial risks. Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund or a Private Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Commodities Risk. Because of the Fund’s ability to invest in and/or obtain exposure to certain commodities, as well as related transportation companies and equipment manufacturers, the Fund is subject to risks associated with supply and demand risk (a decrease in the production of the commodity or the volume of the commodity available for transportation), depletion and exploration risk (risk that companies cannot expand their reserves of the commodity or discover new sources of supply of the commodity), operational and geological risk (risk of extracting the commodity or misrepresentation of geotechnical data about a commodity), regulatory risk, commodity pricing risk, and precious metals pricing metals risk.

Derivative Investments Risk. The Fund either directly or through its investment in a Private Fund, may invest in certain derivatives as part of its investments in equity securities, fixed income securities and macro hedge funds. Derivatives are subject to risks of investment losses and are speculative investments.

Derivatives Risk Generally. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, indexes, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund or a Private Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. If a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund, the Fund may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Equity Swaps and Related Transactions Risk. The Fund, or indirectly through investment in a Private Funds, may enter into equity swaps and equity caps, floors and collars in order to hedge against either a decline in the value of the securities included in the Fund’s or a Private Fund’s portfolio or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Equity swaps involve the exchange by the Fund or a Private Funds with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserves a certain return within a predetermined range of values.

The effective use of swaps and related transactions by the Fund or a Private Funds may depend, among other things, on their ability to terminate the transactions at times when the Adviser or the investment manager to a Private Funds deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund (or a Private Funds) and counterparties to the transactions, the Fund’s (or a Private Fund’s) ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund (or a Private Funds) does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Adviser or the investment manager of a Private Funds monitors the creditworthiness of counterparties to its equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund or the Private Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps with standardized documentation. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or the investment manager of a Private Fund is incorrect in its forecasts of market values, the investment performance of the Fund may be adversely affected. Moreover, even if the Adviser or the investment manager of a Private Fund is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged, which may result in investment losses to the Fund.

Futures Contracts Risk. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, equity or bond indexes; and (2) on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission (“CFTC”), foreign exchanges on single stocks and stock indexes or commodities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific currency, index, security, class of securities, or commodity at a specified future time and at a specified price. Futures contracts are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin. The sale of a futures contract creates a firm obligation by the Fund or a Private Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount).

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.

Options Risk. The Fund may invest in options for investment, hedging and risk management purposes. In order to hedge against adverse market shifts or to increase income or gain, the Fund or a Private Fund may purchase put and call options or write “covered” put and call options on securities, fixed income instruments, interest rates or currencies or on futures contracts on securities, stock indexes, interest rates or currencies. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. There can be no guarantee that the use of options will increase the Fund’s or a Private Fund’s return or income. Investments in options are considered to be speculative. When a Fund or a Private Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). When the Fund or a Private Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund or a Private Fund has written is exercised, the Fund or a Private Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund or a Private Fund has written expires unexercised, the Fund or a Private Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period. When the Fund or a Private Fund writes a call option on an index, it gives up the opportunity to profit from an increase in the market value of the index above the exercise price. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of writing securities index options will depend upon the extent to which price movements in the Fund’s or a Private Fund’s investment portfolio correlate with price movements of the securities index. The Fund or a Private Fund’s also risks losing all or part of the cash paid for purchasing put options.

Private Equity Investments Risk. The Fund may directly (or indirectly through Private Funds) invest in private equity investments. Private equity investments are typically made in private companies through privately negotiated transactions and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds in which the Fund or a Private Fund may invest are often organized as limited partnerships, as the most common vehicles for making private equity investments. The investments held by private equity funds made by the Fund or a Private Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be illiquid, and highly speculative. Private equity securities are generally not listed on a securities exchange. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy. The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Within the private equity investments, there are a number of significant risks, any one of which could cause an the Fund or a Private Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Private Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by a Private Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Private Fund and the Fund’s Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments, or that such investments will further the Fund in achieving its investment objectives.

Venture Capital and Growth Equity Strategies Risk. The Fund may invest in venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. These investments may be in early stages of formation (start-up) and development, or in early expansion stage of development. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience or experience in financial management or budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive industry position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Private Funds. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for financial or business success or that additional funds will be available from any source to continue or expand their business and operations. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for higher returns, they also bring with them correspondingly greater risks when compared to other investments in financially stable operating companies. Such investments may be illiquid and involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome and may cause the value of the company to decline substantially. Such investments could, in certain circumstances, subject the Fund or the Private Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Private Funds to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure and payment priority.

Buyout Strategies. The Fund may invest in securities of companies that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of the Fund or Private Funds to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Private Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

Private Credit Investments Risk. The Fund may invest in private credit investments directly (or indirectly through Private Funds). The Fund’s or a Private Fund’s private credit exposure is expected to include directly originated and privately negotiated financing solutions across a range of strategies and industries. Private credit investments may be comprised of a broad array of strategies and instruments, including alternative credit, liquid credit (including collateralized loan obligations), senior and junior debt, asset backed financings, structured credit, opportunistic credit, special situations, and hybrid capital solutions. Typically, private credit investments are in restricted securities that are not listed or traded in public markets and are subject to substantial holding periods, so that the Fund or a Private Fund may not be able to resell some of its holdings for extended periods, which may be several years. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Although private credit investments are typically senior to common stock and other equity securities in the capital structure, they are typically subordinated to large amounts of senior debt and are often unsecured. The Fund and the Private Funds may not be able to take steps that would be required to protect an investment in a timely manner and there can be no assurance that the rate of return objectives on any particular private credit investment will be achieved. Private credit investments are generally subject to various creditor risks, including the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, so-called lender liability claims by the issuer of the obligations and environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any borrower, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such company. Loans including collateralized loan obligations, may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to loans or collateralized loan obligation securities as a class. Asset-backed securities including structured finance investments generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities.

Technology Sector Investments Risk. The Fund may invest in various technology companies, including the following:

Technology Companies Risk. The technology companies in which the Fund invests directly or through investments in Private Funds are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services.

Further, certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. Technology companies in which the Fund or a Private Fund invests are not expected to be publicly traded or listed on any securities exchange. Accordingly, there may not be public information as to their share price, results of operations, earnings, debts or liabilities and risks, while companies that are publicly traded and listed on an exchange have more information available to investors to assess the company, its performance and risks. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Risks. Investing a substantial portion of the Fund’s or a Private Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s or a Private Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s or a Private Fund’s investments in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and marketing can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/ or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, artificial intelligence related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an artificial intelligence company’s products or services. Artificial intelligence companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the investment objectives of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.
●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. Investments in data infrastructure companies will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Technology Companies Risk. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Aerospace and Defense Companies Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (or foreign) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (or foreign) government budgets.

Energy Sector Risk. The Fund’s or a Private Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk. The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other foreign governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals and Synthetic Materials Industry Risk. Companies in the Chemicals Industry include companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

General Risks Related to Real Estate Investments. The Fund or a Private Fund’s investments in real estate include the following investment risks.

Risks Related to Commercial Real Estate and Real Estate-Related Assets. Commercial real estate and real estate-related assets in which the Fund may invest will be subject to the risks typically associated with real estate. The value of real estate may be adversely affected by a number of risks, including:

●	natural disasters such as hurricanes, earthquakes and floods;
●	acts of war or terrorism, including the consequences of war or terrorist attacks;
●	adverse changes in national and local economic and real estate conditions;
●	an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants;
●	changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws;
●	costs of remediation and liabilities associated with environmental conditions affecting properties; and
●	the potential for uninsured or underinsured property losses.

The value of a property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties.

Risks Related to Real Estate-Related Equity. The Fund may invest from time to time in non-controlling preferred equity positions, common equity and other real estate-related interests. Preferred equity investments generally rank junior to all existing and future indebtedness, including commercial mezzanine and mortgage loans, but rank senior to the owners’ common equity. Preferred equity investments typically pay a dividend rather than interest payments and often have the right for such dividends to accrue if there is insufficient cash flow to pay currently. These interests are not secured by the underlying real estate, but upon the occurrence of a default, the preferred equity provider typically has the right to effectuate a change of control with respect to the ownership of the property. In addition, equity investments may be illiquid or have limited liquidity due to lock-out periods, limited trading volume or other limitations or prohibitions against their transfer, sale, pledge or disposition, including any necessary registration with the SEC requiring coordination with the issuer for the sale of such securities. Investments in real estate-related equity securities will involve risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer. Issuers of real estate-related equity securities are subject to their own operating and other expenses and may be subject to a management fee and/or performance-based compensation (e.g., promote), which will be borne indirectly by equity holders. Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate.

Risks Related to Development and Construction Delays. Potential development and construction delays and resultant increased costs and risks may hinder a Private Fund’s operating results and decrease the Private Fund’s net income. A Private Fund may acquire unimproved real property or properties that are under development or construction. Investments in such properties will be subject to the uncertainties associated with the development and construction of real property, including those related to re-zoning land for development, environmental concerns of governmental entities and/or community groups and the Private Fund’s builders’ ability to build in conformity with plans, specifications, budgeted costs and timetables. If a builder fails to perform, the Private Fund may resort to legal action to rescind the purchase or the construction contract or to compel performance. A builder’s performance may also be affected or delayed by conditions beyond the builder’s control. Delays in completing construction could also give tenants the right to terminate preconstruction leases. The Private Fund may incur additional risks when it makes periodic progress payments or other advances to builders before they complete construction. These and other factors can result in increased costs of a project or loss of the Private Fund’s investment. In addition, the Underlying will be subject to normal lease-up risks relating to newly constructed projects. The Private Fund also must rely on rental income and expense projections and estimates of the fair market value of property upon completion of construction when agreeing upon a purchase price at the time the Private Fund acquires the property. If the Private Fund’s projections are inaccurate, it may pay too much for a property, and the return on its investment could suffer. In addition, to the extent a Private Fund makes or acquires loans to finance construction or renovation projects, risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans it makes or acquires may materially adversely affect its investment.

Risks Related to Uninsured Property Loss and Damage. A Private Fund may experience material losses related to its properties arising from natural disasters, such as extreme weather events, climate change, earthquakes or floods, and acts of God, vandalism or other crime, faulty construction or accidents, fire, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, acts of terrorism or other catastrophes. Insurance policies on a Private Fund’s properties may include some coverage for losses that are generally catastrophic in nature, such as losses due to terrorism, earthquakes and floods, but there is no assurance that such policies will be adequate to cover all losses and some policies will be insured subject to limitations involving large deductibles or co-payments and policy limits that may not be sufficient to cover losses. In general, losses related to terrorism are becoming harder and more expensive to insure against. In some cases, the insurers exclude terrorism, in others the coverage against terrorist acts is limited, or available only for a significant price. A similar dynamic has been unfolding with respect to certain weather and fire events, with insurers excluding certain investments that have high risk of weather, earthquake or fire events. As the effects of climate change increase, it is expected that the frequency and impact of weather and climate related events and conditions could increase as well. As a result, not all investments may be insured against terrorism, weather or fire. If a Private Fund or one or more of its tenants experience a loss that is uninsured or that exceeds policy limits, the Private Fund could lose the capital invested in the damaged properties as well as the anticipated future cash flows from those properties. In addition, if the damaged properties are subject to recourse indebtedness, the Private Fund would continue to be liable for the indebtedness, even if these properties were irreparably damaged. Certain of these events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Private Fund.

Risks Related to Supply Chain Disruptions. Supply chain disruptions could create unexpected renovation or maintenance costs or delays and/or could impact tenants’ businesses, any of which could materially adversely affect a Private Fund’s results of operations. The construction and building industry, similar to many other industries, has recently experienced worldwide supply chain disruptions due to a multitude of factors that are beyond a Private Fund’s control, including the effects of pandemics or epidemics, and such disruptions may continue to occur regionally or internationally. Materials, parts and labor have also increased in cost over the recent past, sometimes significantly and over a short period of time. Although a Private Fund generally does not intend to engage in large-scale development projects, small-scale construction projects, such as building renovations and maintenance or tenant improvements that may be required under leases may be routine and necessary. A Private Fund may incur costs for a property renovation or maintenance that exceeds its original estimates due to increased costs for materials or labor or other costs that are unexpected. A Private Fund also may be unable to complete renovation of a property or tenant space on schedule due to supply chain disruptions or labor shortages. Some tenants may have the right to terminate their leases if a renovation project is not completed on time. In addition, tenants’ businesses may also be affected by supply chain issues, which could impact their ability to meet their obligations under their leases.

Certain Additional Risks Related to Real Estate Investments. The Fund’s or a Private Fund’s investments in real estate rental properties may include certain additional risks as follows:

Risks Related to Rental Rates. The actual rents a Private Fund may receive for the properties in its portfolio may be less than estimated market rents, and the Private Fund may experience a decline in realized rental rates from time to time, which could adversely affect its financial condition. As a result of potential factors, including competitive pricing pressure in a Private Fund’s markets, a general economic downturn and the desirability of the Private Fund’s properties compared to other properties in the Private Fund’s markets, the Private Fund may be unable to realize its estimated market rents across the properties in its portfolio. In addition, depending on market rental rates at any given time as compared to expiring leases in its portfolio, from time to time rental rates for expiring leases may be higher than starting rental rates for new leases.  If the Private Fund is unable to obtain sufficient rental rates across its portfolio, then the Private Fund’s ability to generate cash flow growth will be negatively impacted.

Risks Related to Properties with Significant Vacancies. Properties that have significant vacancies could be difficult to sell, which could diminish the return on these properties. A property may incur vacancies either by the expiration of tenant leases or the continued default of tenants under their leases. If vacancies continue for a long period of time, the Private Fund may suffer reduced revenues resulting in less cash available for distribution to its investors.  In addition, the resale value of the property could be diminished because the market value of the Private Fund’s properties will depend principally upon the value of the cash flow generated by the leases associated with that property. Such a reduction in the resale value of a property could also reduce the value of the Private Fund.

Further, a decline in general economic conditions in the markets in which the Private Fund’s investments are located could lead to an increase in tenant defaults, lower rental rates and less demand for commercial real estate space in those markets. As a result of these trends, the Private Fund may be more inclined to provide leasing incentives to the tenants in order to compete in a more competitive leasing environment. Such trends may result in reduced revenue and lower resale value of properties, which may reduce the Private Fund’s returns.

Risks Related to Long-Term Leases. A Private Fund may enter into long-term leases with tenants in certain properties, which may not result in fair market rental rates over time. An investment manager on behalf of a Private Fund may enter into long-term leases with tenants of certain of the Private Fund’s properties, or include renewal options that specify a maximum rate increase. These leases would provide for rent to increase over time; however, if the investment manager does not accurately judge the potential for increases in market rental rates, it may set the terms of these long-term leases at levels such that, even after contractual rent increases, the rent under its long-term leases is less than then-current market rates. Further, the investment manager may have no ability to terminate those leases or to adjust the rent to then-prevailing market rates. As a result, the Private Fund’s cash available for distribution could be lower than if the Private Fund did not enter into long-term leases.

Risks Related to Competition, Lease Renewal and Other Factors. Numerous residential communities compete with the Private Fund in attracting residents to lease apartments, and additional communities can be expected to be built in the markets in which the ownership interests in individual real estate assets, multi-property portfolios, joint ventures and operating companies are located. The number and quality of competitive communities in a particular area will have a material effect on the ability to lease apartment homes at existing communities or newly acquired communities and on the rents charged. In addition, when leases of apartments expire, the leases may not be renewed, the related apartment may not be re-let promptly or the terms of renewal or re-letting may be less favorable than the terms of the expiring leases. If the leases are not promptly renewed or re-let or if the renewal rates are significantly lower than expected rates, then the Private Fund’s results of operations and financial condition would be adversely affected. Consequently, the Private Fund’s cash flow and ability to make distributions would be reduced. Lease terms may be seasonal for certain types of housing, and this may affect a Private Fund’s cash flow from these properties.

Additionally, student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing a Private Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of a Private Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Private Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Further, the commercial and residential moving and storage facility industry is highly cyclical, and these companies are dependent on a number of factors that may have a negative impact on their operating results, including but not limited to general economic uncertainty, volatility in the housing markets and commercial real estate. The risks associated with these factors are heightened when the U.S. economy is weakened. Some of the principal risks during such times are as follows: low overall moving levels, which may impair demand for storage facilities; customers with credit issues and cash flow problems; changing moving patterns resulting from pandemics to volatile real estate prices, resulting in an imbalance between facilities capacity and customer demand; customers bidding out moving expenses or selecting competitors that offer lower rates, in an attempt to lower their costs, forcing facilities to lower rental rates or lose customers; and budgetary constraints on state and local municipalities pausing government office relocations and planned moves.

Economic conditions that decrease moving demand or increase the supply of capacity in the commercial and residential moving industry can exert downward pressure on rental rates and equipment utilization, thereby decreasing asset productivity. Reduced moving demand may also reduce the demand for short-term and long-term offsite storage facilities. A prolonged recession or general economic instability could result in declines in facilities results of operations, which declines may be material.

Risks Related to Dependency on Lease Revenue and Lease Defaults. A Private Fund may depend on tenants for its revenue, and lease defaults or terminations could reduce its net income and limit its ability to make distributions to its investors. The success of a Private Fund’s investments materially depends on the financial stability of the tenants. A default or termination by a tenant on its lease payments would cause the Private Fund to lose the revenue associated with such lease and require the Private Fund’s investment manager to find an alternative source of revenue to meet mortgage payments and prevent a foreclosure, if the property is subject to a mortgage. In the event of a tenant default or bankruptcy, the Private Fund may experience delays in enforcing the Private Fund’s rights as landlord and may incur substantial costs in protecting the Private Fund’s investment and re-leasing the Private Fund’s property. If a tenant defaults on or terminates a lease, the investment manager may be unable to lease the property for the rent previously received or sell the property without incurring a loss.

Risks of Environmental Liabilities. A Private Fund is exposed to environmental liabilities with respect to properties to which it takes title. In the course of a Private Fund’s business, the Private Fund may take title to real estate, and, if the Private Fund does take title, the Private Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Private Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Private Fund ever becomes subject to significant environmental liabilities, the Private Fund’s financial condition could be materially and adversely affected.

Risks Related to Costs Associated with Government Laws and Regulations. Costs imposed pursuant to governmental laws and regulations may reduce a Private Fund’s net income and the cash available for distributions to its investors. Real property and the operations conducted on real property are subject to federal, state and local laws and regulations relating to protection of the environment and human health. A Private Fund could be subject to liability in the form of fines, penalties or damages for noncompliance with these laws and regulations. These laws and regulations generally govern wastewater discharges, air emissions, the operation and removal of underground and above-ground storage tanks, the use, storage, treatment, transportation and disposal of solid and hazardous materials, the remediation of contamination associated with the release or disposal of solid and hazardous materials, the presence of toxic building materials and other health and safety-related concerns.

Some of these laws and regulations may impose joint and several liability on the tenants, owners or operators of real property for the costs to investigate or remediate contaminated properties, regardless of fault, whether the contamination occurred prior to purchase, or whether the acts causing the contamination were legal. Activities of the Private Fund’s tenants, the condition of properties at the time the Private Fund acquires them, operations in the vicinity of the Private Fund’s properties, such as the presence of underground storage tanks, or activities of unrelated third parties may affect the Private Fund’s properties.

The presence of hazardous substances, or the failure to properly manage or remediate these substances, may hinder the Private Fund’s ability to sell, rent or pledge such property as collateral for future borrowings. Any material expenditures, fines, penalties or damages the Private Fund must pay will reduce the Private Fund’s ability to make distributions and may reduce the value of the Private Fund.

Regulations may be promulgated that could restrict or curtail certain usages of existing structures or require that such structures be renovated or altered in some manner. The promulgation and enforcement of such regulations could increase expenses, and lower the income or rate of return, as well as adversely affect the value of any of the Private Fund’s investments. Operators are also subject to laws governing their relationship with employees, including minimum wage requirements, overtime, working conditions and work permit requirements. Compliance with, or changes in, these laws could reduce the revenue and profitability of the Private Fund. In addition, regulation of the leasing of residential property by many state and local governments includes controls over rents that may be charged to tenants. Such regulations often impose limits on rent increases and may require that properties comply with specified requirements as a precondition for rent increases.

Additionally, the Private Fund’s properties may be subject to takings or eminent domain by the government. Any such exercise of eminent domain would allow the Private Fund to recover only the fair value of the affected properties. “Fair value” could be substantially less than the real market value of the Private Fund’s internal assessment of value of the property for a number of years, and the Private Fund could effectively have no profit potential from properties acquired by the government through eminent domain. Finally, raw materials and labor required for construction may increase in cost beyond current expectations.  Specifically, the impact of ongoing tariff negotiations may impact the cost of raw materials needed for construction.

Risks Related to Costs Associated with Defending Claims of Environmental Liability, Environmental Regulatory Requirements, Remediating Any Contaminated Property or of Paying Personal Injury of Other Damage Claims. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property or of paying personal injury or other damage claims could reduce the amounts available for distributions to a Private Fund’s investors. Under various laws, ordinances and regulations, a current or previous real property owner or operator may be liable for the cost of removing or remediating hazardous or toxic substances on, under or in such property. These costs could be substantial. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. Environmental laws also may impose liens on property or restrictions on the manner in which property may be used or businesses may be operated, and these restrictions may require substantial expenditures or prevent the Private Fund from entering into leases with prospective tenants that may be impacted by such laws. Environmental laws provide for sanctions for noncompliance and may be enforced by governmental agencies or, in certain circumstances, by private parties. Certain environmental laws and common law principles could be used to impose liability for the release of and exposure to hazardous substances, including asbestos-containing materials and lead-based paint. Third parties may seek recovery from real property owners or operators for personal injury or property damage associated with exposure to released hazardous substances and governments may seek recovery for natural resource damage. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property, or of paying personal injury, property damage or natural resource damage claims could reduce the amounts available for distribution to the Private Fund’s investors.

Risk of Default By Purchasers of Property. If a Private Fund sells a property by providing financing to the purchaser, it will bear the risk of default by the purchaser, which could delay or reduce the distributions available to the Private Fund. If a Private Fund decides to sell any of its properties, it intends to use its best efforts to sell them for cash; however, in some instances, it may sell its properties by providing financing to purchasers. When it provides financing to a purchaser, it will bear the risk that the purchaser may default, which could reduce its cash distributions to its investors.  Even in the absence of a purchaser default, the distribution of the proceeds of the sale to Private Fund’s investors, or the reinvestment of the proceeds in other assets, will be delayed until the promissory note or other property it may accept upon a sale are actually paid, sold, refinanced or otherwise disposed.

Risk of Competition with Third Parties in Acquiring Properties and Other Investments. Competition with third parties in acquiring properties and other investments may reduce a Private Fund’s profitability and the return on the Private Fund’s investment. A Private Fund has significant competition with respect to its acquisition of properties and other investments with many other companies, including insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Private Fund’s investment manager. The Private Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Private Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, investors may experience a lower return on their investment. Additional funds with similar investment objectives may be formed in the future by other unrelated parties and further consolidations may occur.  In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Private Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, the investors may experience a lower return on their investment.  The success of the Private Fund will depend on the ability of the professionals of the investment manager and the General Partner to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of a sufficient number of suitable investments. There can be no assurance that the Private Fund will be able to locate, complete and exit investments that satisfy the Private Fund’s rate of return objectives, or realize upon their values.

Risk of Lack of Efficient Alternative Uses for Properties. Certain property types or portfolios of properties that a Private Fund acquires may not have efficient alternative uses and the Private Fund’s investment manager may have difficulty leasing them to new tenants and/or have to make significant capital expenditures to them to do so. Certain property types can be difficult to lease to new tenants, should the current tenant terminate or choose not to renew its lease.  These properties generally have received significant tenant-specific improvements and only very specific tenants may be able to use such improvements, making the properties very difficult to re-lease in their current condition. Additionally, an interested tenant may demand that, as a condition of executing a lease for the property, the property managers finance and construct significant improvements so that the tenant could use the property. This expense may decrease cash available for distribution, as the Private Fund may be required to (i) pay for the improvements up-front or (ii) finance the improvements at potentially unattractive terms.

Risk of Foreclosure. It is contemplated that the gross revenues to be derived from the operation of the investments will be sufficient to cover the expenses of maintaining and operating the investments, including servicing any applicable debt financing.  However, no assurance exists that such gross revenues will always be sufficient to cover such expenses. Failure by the revenues generated by the investments to meet the obligations under any applicable debt financing could result in loss of the investments through foreclosure and, thus, the investors losing their investment. Moreover, many forms of debt financing will have terms that will require a substantial “balloon payment” at maturity.  It is anticipated that the investments will be sold or refinanced at or prior to the time of the maturity.  The ability to repay any debt financing will be dependent upon the ability to sell the investments for more than the balloon amount or to obtain adequate refinancing at the respective due date.  Failure to sell the investments or to obtain the necessary refinancing when needed could result in a foreclosure of the investments.

Renovation Risks and Investments in Land, Development and Redevelopment. The renovation of residential apartments and related properties involves risks associated with the construction and renovation of real property, including the possibility of construction and renovation cost overruns and delays due to various factors (including inclement weather, labor or material shortages and the unavailability of construction and permanent financing) and market or site deterioration after acquisition or renovation. Any unanticipated delays or expenses in connection with the renovation of properties could have an adverse effect on the results of operations and financial condition of a Private Fund. The Private Fund, in addition to implementing a comprehensive renovation strategy, is expected to make additional investments in certain opportunistic assets or developments when the Private Fund’s investment manager believes that this strategy is prudent for the specific market conditions and capital requirements. Such additional investments may include the Private Fund acquiring direct or indirect interests in undeveloped land or underdeveloped real property (which may often be non-income producing), real estate developments or redevelopments.  To the extent that the Private Fund invests in such assets or activities, it will be subject to the risks normally associated with such assets and development activities. Such risks include risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of the Private Fund, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development or redevelopment activities once undertaken, any of which could have an adverse effect on the Private Fund. Properties under development or properties acquired for development may receive little or no cash flow from the date of acquisition through the date of completion of development and may continue to experience operating deficits after the date of completion. In addition, market conditions may change during the course of development that make such development less attractive than at the time it was commenced.

Real Estate Tax Risk. Real property owned directly or indirectly by the Fund, including through the Private Funds, likely will be subject to real property taxes and in some instances, personal property taxes. Such taxes may increase as property tax rates change and as the properties are assessed or reassessed by taxing authorities. An increase in property taxes on real property owned by the Fund could adversely affect the Fund’s results from operations and could decrease the value of that real property.

Investments in Non-U.S. Securities Risk. Investments in non-U.S. securities are subject to the following risks.

General Risks of Investments in Non-U.S. Securities. Non-U.S. securities and real estate in which the Fund may invest give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

●	These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high or confiscatory tax levels, and limitations on the use or transfer of portfolio assets.
●	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
●	Foreign securities and real estate are often valued in currencies other than the U.S. dollar. Changes in currency exchange rates will affect the Fund’s or a Private Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of securities and real estate. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Private Fund’s investments to decline. Some foreign currencies are particularly volatile. Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings. If the Fund or a Private Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates. On the other hand, if the Fund or a Private Fund enters forward contracts for the purpose of increasing return, it may sustain losses.
●	Non-U.S. securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States. Foreign countries often lack uniform accounting, auditing and financial reporting and recordkeeping standards, and there may be less public information about their operations.

Geographic Concentration Risk. From time to time, based on market or economic conditions, a Private Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on a Private Fund’s performance. Investing in such a manner could cause a Private Fund’s performance to be more volatile than the performance of more geographically diverse funds. The economies and financial markets of certain countries or regions can be highly interdependent. Therefore, a decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another. The Fund expects its initial investments through Private Funds to be Private Funds investing in Italy and Spain.

Italy. Italy’s economy is globally competitive in the areas of business and financial services, agricultural and food production, fashion, design, tourism, and industrial production, including of vehicles and ships. Italy’s economy has experienced a gross domestic product growth decline in recent years. Factors weighing on private consumption and investment include inflation, which erodes real wage growth, tightening financial conditions, and the phasing out of measures adopted to mitigate the energy crisis induced by the war between Russia and Ukraine. Robust growth in the construction sector, which benefited from tax credits for eco-friendly renovation projects, as well as rebounds of the tourism and services sectors, helped drive a post-COVID expansion in 2022. Italy is one of the largest markets in the EU, with a diversified economy, and a skilled workforce. Italy’s economy the third largest in the EU and is dominated by small and medium-sized enterprises (firms with less than 250 employees).

Italy’s National Recovery and Resilience Plan (NRRP), which runs from 2021-2026, is funded by over €200 ($217) billion from EU funds to accelerate digital and green transitions and wide-ranging reforms addressing the Italian economy’s longstanding growth constraints – including a slow legal system, inefficient bureaucracy, and barriers to market competition – while promoting policies to address gender, youth, and regional disparities. To date, Italy has received €102 ($111) billion in EU grants and loans as part of the NRRP. Further disbursements will be dependent on Italy’s achievement of EU-agreed milestones and targets. The government has had difficulty, however, in spending the funds as quickly as planned due to a lack of administrative capacity, which is a systemic weakness the NRRP seeks to address through reforms of public administration.

The Italian government offers incentives to encourage private sector investment in targeted sectors and economically depressed regions, particularly in southern Italy. The incentives are available to eligible foreign investors as well. Incentives include grants, low-interest loans, and deductions and tax credits. Some incentive programs have a cost cap, which may prevent otherwise eligible companies from receiving the incentive benefits once the cap is reached. Italy provides an incentive for investments by small businesses in new machinery and capital equipment, available to eligible companies regardless of nationality. This investment incentive provides financing, subject to an annual cost cap. Sector-specific investment incentives are also available in targeted sectors. The government has renewed these benefits, extending them through 2027.

While foreign investors may obtain capital in local markets and have access to a variety of credit instruments, gaining access to equity capital in Italy is difficult. Italy has a relatively underdeveloped private-equity capital market and businesses have a long-standing preference for credit financing. The limited venture capital available is usually provided by established commercial banks and a handful of venture-capital funds. Italian firms remain overly reliant on bank financing, which discourages foreign investment. The Italian government has initiated some programs to encourage alternative forms of financing, including venture capital and corporate bonds.

Spain. Spanish gross domestic product growth has been strong among EU countries in recent years. Service-based industries, particularly those related to tourism, and energy-intensive industries remain most vulnerable to economic downturn. Spain’s key economic risks are high public debt levels, ballooning pension costs for its aging population, housing affordability, and stagnant productivity, though these areas are targets for government reforms. Next Generation EU recovery funds are designed to assist the Spanish economy, especially through digitalization and greening of the economy, to achieve long-term increases in productivity and growth. Spain’s credit ratings remain stable, and issuances of public debt – especially for green bonds – have been oversubscribed, reflecting strong appetite for investment in Spain. However, small- and medium-sized enterprises, which account for more than 99 percent of Spanish businesses, still have some difficulty accessing credit and rely heavily on bank financing. Small firms also experience more challenges accessing EU recovery funds.

Foreign direct investment played a significant role in modernizing the Spanish economy during the past 40 years. Foreign companies set up operations in large numbers to take advantage of Spain’s large domestic market, export possibilities, and growth potential. Spain’s automotive industry is mostly foreign-owned, and multinationals control half of the food production companies, one-third of chemical firms, and two-thirds of the cement sector. Foreign firms control about one-third of the insurance market. The Spanish government recognizes the value of foreign investment and sees it as a key part of its economic transformation and Spain’s continuing modernization. Spain continues to deepen its US foreign direct investment ties after Russia’s invasion of Ukraine. Spain offers investment opportunities in sectors and activities with significant added value and Spanish law permits 100 percent foreign ownership in investments (limits apply regarding audio-visual broadcast licenses and strategic sectors of the economy). In 2023, more than half of the total foreign investment in Spain (54.3 percent) went to the services sector, followed by the industrial sector (42.2 percent) and construction (3 percent). In 2023 the United States was the main foreign investor in Spain and had a gross direct investment in Spain of $8.78 billion, accounting for 28.8 percent of total investment flows.

In Spanish capital markets, credit is allocated on market terms, and foreign investors are eligible to receive credit in Spain. A large range of credit instruments are available through Spanish and international financial institutions. Many large Spanish companies rely on cross-holding arrangements and ownership stakes by banks rather than pure loans. These arrangements do not restrict foreign ownership. Several of the largest Spanish companies that engage in this practice are also publicly traded in the United States. There is a significant amount of portfolio investment in Spain, including by U.S. entities. Spain has an actively traded and liquid stock market, the IBEX 35.

Spain’s domestic housing crisis, which began in 2007, was linked to poor lending practices by Spanish savings banks. The government subsequently created a Fund for Orderly Bank Restructuring (FROB) through Royal Decree-law 9/2009, which restructured credit institutions to bolster capital and provisioning levels. The number of Spanish financial entities dropped significantly since 2009 through consolidation as banks have faced increased capital requirements and shrinking profit margins. The COVID-19 pandemic adversely affected the outlook for Spanish banks, though the government’s income support measures, fiscal support for ailing firms, and loan guarantees helped reduce the pressure on the sector. Given the Spanish banking system’s retail orientation, the Bank of Spain expects improving profitability in the context of rising interest rates and a favorable liquidity position, despite global instability in the banking system.

Emerging Markets Risks. The Fund may directly, or through Private Funds, invest in securities that may be located in developing or emerging markets, and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller and less developed than the major securities markets in the United States and other developed nations, and the Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. Securities of issuers in emerging market countries may have great volatility in currency exchange rates than issuers in developed countries. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries may have operating expenses that are higher than funds investing in other securities markets. Emerging market countries also may have different clearance and settlement procedures than in the U.S., including significantly longer settlement cycles for purchases and sales of securities, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when the Fund’s assets are uninvested and no return is earned thereon. The Fund’s inability to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Special Risks of Fund of Funds Structure. The Fund has certain additional risks related to its “fund of funds” investment structure, including the following:

No Registration of Private Funds. Private Funds will generally not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Funds. In addition, such Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Private Fund manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. A Private Fund manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund.

Limits on Investments in Securities of Other Investment Companies. The Fund will comply with limitations in the Investment Company Act concerning investments in other investment companies, including investment in Private Funds. Generally, the Investment Company Act limits the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the Investment Company Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions.

Also consider that an investment company does not have a limitation on the amount of its investments in all other Private Funds (i.e., those not within the definitions of "investment company" under Section 3(a)(1) of the Investment Company Act) under Section 12 of the Investment Company Act. This includes private funds which are: (i) not holding out as being primarily engaged in investing, reinvesting or trading in securities, or (ii) are engaged in investing, reinvesting, owning, holding or trading in securities and have less than 40% of their total assets, on an unconsolidated basis, in “investment securities” as defined in the Investment Company Act), or are otherwise excluded from the definition of investment company under the Investment Company Act (e.g., by Section 3(c)(5)(C) of the 40 Act because they are primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate).

Further, the SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Private Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Fund may be able to invest directly with the Private Fund. By investing in Private Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund and, indirectly, similar expenses of the Private Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Funds directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Certain Private Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Private Funds and the Fund generally. Accordingly, a Private Fund manager with positive performance may receive performance-based compensation from the underlying Private Fund, and thus indirectly from the Fund and its shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Private Fund managers will range from 1.00% to 3.00% (annualized) of the average NAV of the Fund’s investment. In addition, certain Private Fund managers charge an incentive allocation or fee generally ranging from 15.00% to 35.00% of a Private Fund’s net profits, although it is possible that such ranges may be exceeded for certain underlying Private Fund managers. The performance-based compensation received by a Private Fund manager also may create an incentive for that manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Private Fund manager without independent oversight.

Privately-Owned Issuers. Privately owned issuers in which the Private Funds invest typically have little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the companies in which the Private Funds invest. Privately owned companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a privately held company and, in turn, on the Fund. Private companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Private Fund Managers Invest Independently. The Private Fund managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Private Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Private Funds selected by the Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Private Funds. Since the Fund may make additional investments in or affect withdrawals from a Private Funds only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase shares from shareholders. Private Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in a Private Fund, it may receive securities that are illiquid or difficult to value. See “Calculation of Net Asset Value.” In these circumstances, the Adviser does not intend to distribute securities to shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Valuation of Private Funds. While the valuations of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds are not publicly traded. As permitted by Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform fair value determinations relating to all of the Fund’s portfolio investments, including the Fund’s investments in the Private Funds. As the Valuation Designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations, which have been approved by the Fund’s Board of Trustees. The Adviser carries out its designated responsibilities as Valuation Designee through the valuation procedures, which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The fair valuations of a Private Fund may be based on information provided by the Private Funds or their respective administrators. For information about the value of the Fund’s investment in a Private Fund, the Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value the Shares accurately. Although the Adviser reviews the valuation procedures used by all Private Fund managers, neither the Adviser nor the administrator can confirm the accuracy of valuations provided by Private Funds or their administrators. APrivate Fund manager may face a conflict of interest in valuing such securities since their values will affect such manager’s compensation. Moreover, the fair valuation of the Fund’s investment in a Private Fund may vary from the value of the investment that may be obtained if such investment were sold to a third party.

High Portfolio Turnover. The Fund’s activities involve investment in the Private Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Private Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from a Private Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification of Private Funds. The Private Fund managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Private Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their underlying Private Fund managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Private Funds.

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Private Fund. This limitation on owning voting securities is intended to ensure that a Private Funds is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Private Funds, both by the Fund and other clients of the Adviser. To limit its voting interest in certain Private Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Funds. Other accounts managed by the Adviser may also waive its voting rights in a particular Private Fund (for example, to facilitate investment in small Private Funds determined to be attractive by the Adviser). Subject to the oversight of the Board, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Private Fund. Rights may not be waived or contractually limited for a Private Fund that does not provide an ongoing ability for follow-on investment, such as a Private Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Private Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Private Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Private Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of a Private Fund. In these circumstances, transactions between the Fund and a Private Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack of Control Over Private Fund Managers. Once the Adviser has selected Private Funds, the Adviser will have no control over the investment decisions made by any such Private Fund. Although the Adviser will evaluate regularly each Private Fund and its adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives, the Adviser will not have any control over the investments made by any Private Fund. Even though the Private Funds are subject to certain constraints, the advisers may change aspects of their investment strategies. The Private Fund’s advisers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds, which may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Funding Issues. A Private Fund’s results of operations, financial condition and business may be impacted by its ability to secure bank credit facilities (including term loans and revolving facilities), warehouse facilities and structured financing arrangements, public and private debt or bond issuances (including through securitizations), repurchase agreements and derivative instruments, in addition to transaction or asset specific funding arrangements and additional repurchase agreements on acceptable terms. A Private Fund may also rely on short-term financing that would be especially exposed to changes in availability. A Private Fund’s access to sources of financing will depend upon a number of factors, over which its has little or no control, including:

●	general economic or market conditions;
●	the market’s view of the quality of its assets;
●	the market’s perception of its growth potential; and
●	its current and potential future earnings and cash distributions.

Unfavorable economic conditions, such as those caused by the COVID-19 pandemic, or capital market conditions may increase a Private Fund’s funding costs, limit its access to the capital markets or could result in a decision by its potential lenders not to extend credit. An inability to successfully access the capital markets could limit a Private Fund’s ability to grow its business and fully execute its business strategy. In addition, any dislocation or weakness in the capital and credit markets could adversely affect a Private Fund’s lenders and could cause one or more of its lenders to be unwilling or unable to provide it with financing. In addition, as regulatory capital requirements imposed on a Private Fund’s lenders are increased, they may be required to limit, or increase the cost of, financing they provide to the Private Fund. In general, this could potentially increase a Private Fund’s financing costs and reduce its liquidity. There is no assurance that a Private Fund will be able to obtain financing on favorable terms or at all.

Lines of Credit. A Private Fund may seek to obtain one or more lines of credit in an effort to provide for a ready source of liquidity for any business purpose. There can be no assurances that a Private Fund will be able to obtain one or more lines of credit on financially reasonable terms or at all. Further, distributions may be subordinated to payments required in connection with any indebtedness contemplated thereby. A Private Fund may utilize a line of credit for the benefit of its affiliates that may invest alongside the Private Fund in one or more investments.

Credit Markets. Any adverse changes in the global credit markets could make it more difficult for a Private Fund to obtain favorable financing. A Private Fund’s ability to generate attractive investment returns for its shareholders will be adversely affected to the extent it is unable to obtain favorable financing terms. If a Private Fund is unable to obtain favorable financing terms, it may not be able to adequately leverage its portfolio, may face increased financing expenses or may face increased restrictions on its investment activities, any of which would negatively impact its performance.

Restrictive Covenants. When providing financing, a lender may impose restrictions on a Private Fund that affect its distribution and operating policies and its ability to obtain additional loans. Loan documents a Private Fund enters into may contain covenants that limit its ability to further mortgage or dispose of the property or discontinue insurance coverage. In addition, loan documents may limit a Private Fund’s ability to enter into or terminate certain operating or lease agreements related to the property. Loan documents may also require lender approval of certain actions and as a result of the lender’s failure to grant such approval, a Private Fund may not be able to take a course of action it deems most profitable. These or other limitations may adversely affect a Private Fund’s flexibility and its ability to make distributions.

Joint Ventures. A Private Fund may, directly or indirectly, enter into joint ventures to acquire properties and other assets. A Private Fund may also purchase and develop properties in joint ventures or in partnerships, co-tenancies or other co-ownership arrangements. Such investments may involve risks not otherwise present with other methods of investment, including, for example, the following risks: that the Private Fund’s co-venturer, co-tenant or partner in an investment could become insolvent or bankrupt; that such co-venturer, co-tenant or partner may at any time have economic or business interests or goals that are or that become inconsistent with the Private Fund’s business interests or goals; that such co-venturer, co-tenant or partner may be in a position to take action contrary to the Private Fund’s policies or objectives; or that disputes between the Private Fund and the co-venturer, co-tenant or partner may result in litigation or arbitration that would increase the Private Fund’s expenses and prevent the Private Fund’s Adviser from focusing its time and effort on the Private Fund’s operations.

Any of the above might subject a property to liabilities in excess of those contemplated and thus reduce returns on that investment and the value of the Fund’s investment.

Use of Leverage by Private Funds. In addition to any borrowing utilized by the Fund, the Private Funds in which the Fund invests may utilize financial leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Private Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing the Fund’s market exposure, magnifying investment risks, and may cause losses to be realized more quickly. Leverage may also cause the Fund’s NAV to be more volatile than if it had not been leveraged.

Possible Competition Between Private Funds and Between the Fund and the Private Funds. The Private Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Private Fund could increase the level of competition for the same trades that other Private Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Other Risks Related to the Fund’s Investment in Private Funds. The Fund’s investment in Private Funds may include the following additional risks:

Preferred Securities Risk. There are various risks associated with investing in preferred securities in which the Fund may invest, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities. The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks.

Convertible Securities Risk. Convertible securities in which the Fund may invest are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. In addition, the Fund and Private Funds may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments and may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Inflation and Rising Interest Rates. Periods of high inflation and high interest rates, as well as periods of substantial volatility in interest rates could impact the value of investments made by the Fund directly or through a Private Fund. The value of certain investments can be expected to be extremely sensitive to changes in interest rates in the markets it operates. The Fund’s or a Private Fund’s investments will likely incur debt that bears interest at a variable rate. Accordingly, increases in interest rates would increase the interest costs of the Fund’s or a Private Fund’s investments, which could materially and adversely affect the results of operations and ability to pay amounts due on the outstanding debt.

Prepayment Risk and Redemption Risk. Debt investments may face prepayment risk and interest rate fluctuations that may adversely affect the Fund’s results of operations and financial condition. During periods of declining interest rates, the issuer of a security or borrower under a loan may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment of proceeds from such prepayment in lower yielding securities or loans, which may result in a decline in returns. Debt investments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. In addition, the market price of the Fund’s or a Private Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-rate debt investments generally rises. Conversely, during periods of rising interest rates, the market price of such investments generally declines. The magnitude of these fluctuations in the market price of debt investments is generally greater for securities with longer maturities. If the U.S. Federal Reserve or other relevant central banks increase benchmark interest rates, this could also negatively impact the price of debt instruments and could adversely affect the value of debt investments and the Fund’s NAV per Share.

Interest Rate Risk. The volatility of the global credit markets could make it more difficult to obtain favorable financing for investments. During periods of volatility, which often occur during economic downturns, generally credit spreads widen, interest rates rise, and investor demand for high yield debt declines. These trends result in reduced willingness by investment banks and other lenders to finance new investments and deterioration of available terms. If the overall cost of borrowing increases, either by increases in the index rates or by increases in lender spreads, the increased costs may result in future acquisitions generating lower overall economic returns and potentially reducing future cash flow available for distribution. Disruptions in the debt markets negatively impact the ability to borrow monies to finance the purchase of, or other activities related to, securities and other assets. If the Fund or a Private Fund is unable to borrow monies on terms and conditions that it finds acceptable, it likely will have to reduce the number of properties it can purchase, and the return on the properties it does purchase may be lower. In addition, a Private Fund may find it difficult, costly or impossible to refinance indebtedness that is maturing. Moreover, to the extent that such marketplace events are not temporary, they could have an adverse impact on the availability of credit to businesses generally and could lead to an overall weakening of the U.S. economy. As interest rates decrease, issuers may refinance loans, which will result in a reduction in the principal value of the loans and require the Fund or a Private Fund to reinvest cash at inopportune times. Conversely, as interest rates rise, borrowers may experience difficulty in making payments, resulting and delinquencies and defaults.

Effects of Leverage [Text Block]

Use of Leverage by Private Funds. In addition to any borrowing utilized by the Fund, the Private Funds in which the Fund invests may utilize financial leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Private Funds are not subject to the limitations imposed by the Investment Company Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing the Fund’s market exposure, magnifying investment risks, and may cause losses to be realized more quickly. Leverage may also cause the Fund’s NAV to be more volatile than if it had not been leveraged.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of Shares of the Fund that were authorized and outstanding as of [  ], 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount of Shares Held by the Fund for its Account	(4) Amount of Shares Outstanding Exclusive of Amount Shown Under (3)
Institutional Shares	Unlimited	[ ]	[ ]

General Fund and Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Fund and Investment Risks

Private Fund Risk. Because the Fund invests a significant portion of its assets in Private Funds in a “fund of funds” or multi-tier investment structure, the risks associated with investing in the Fund are closely related to the risks associated with the investments made by the Private Funds. The ability of the Fund to achieve its investment objectives will depend upon the ability of the Private Funds to achieve their respective investment objectives. There can be no assurance that the investment objectives of any Private Fund will be achieved.

The Fund’s net asset value (“NAV”) will fluctuate in response to changes in the value of the Private Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Private Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Private Fund, which will vary. Since the Fund’s NAV is related to the value of the Private Funds in which it invests, inaccuracies, delays or other disruptions in the calculation of a Private Fund’s NAV may adversely impact the Fund.

The Private Funds are not publicly traded and therefore may be illiquid. Furthermore, Private Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. A Private Fund may focus on a particular industry, sector or geographic region, which may subject the Private Fund, and therefore the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries, sectors or geographic regions.

Private Funds in which the Fund invests generally are not registered as investment companies under the Investment Company Act. For these Private Funds, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, including with respect to affiliated transactions, are not applicable. Further, these Private Funds need not have independent boards and shareholder approval of advisory contracts may not be required, as is the case for registered investment companies. The majority of Private Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Private Funds. If values of the Private Funds are falling, the Fund will not be able to sell its Private Funds and the value of the Shares will decline.

A Private Fund’s assets may be invested in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to risks attending investments in securities of non-U.S. issuers and currency fluctuations.

Additionally, the Fund’s investment in the Private Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance-based fees. The performance-based fees the Fund pays to invest in a Private Fund may be higher than if the manager of the Private Fund managed the Fund’s assets directly. The performance-based fees charged by certain Private Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance-based fee.

Tax Risks of an Investment in the Fund. The Fund is subject to the following federal income tax risks.

RIC Qualification Risk. To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must continue to meet the RIC Qualification Tests under the Code. Unless the Fund invests in a Private Fund through a subsidiary, the Fund will be deemed to own its proportionate share of the Private Fund’s assets and receive a proportionate share of the Private Fund’s income for purposes of the RIC Qualification Tests. Neither the Adviser nor the Private Funds’ investment managers have experience with RICs. Furthermore, because of the expectation that the Private Funds intend in part to invest in foreign real estate and potentially other non-qualifying RIC assets, the Fund will need to take special measures to meet the RIC Qualification Tests and the Fund may fail to qualify—or continue to qualify— as a RIC. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC, the Fund would be subject to tax on its taxable income at U.S. corporate tax rates, and all distributions from earnings and profits, including any distributions of net long-term capital gain, would be taxable to shareholders as dividend income.

Substantial Imposition of Tax Risk. The Fund (and therefore its shareholders) may bear substantial foreign taxes through some Private Fund. In addition, unless the Fund has sufficient assurance that its investment in a Private Fund will permit the Fund to continue to meet the RIC Qualification Tests, the Fund’s investment in such Private Fund will be made through a subsidiary. The Fund cannot pass-through foreign taxes to shareholders for foreign tax credit purposes for investments made through subsidiaries or if the Fund fails to qualify as a RIC, or if certain other conditions are not met. Even if the Fund does not invest in a Private Fund through a subsidiary and continues to qualify as a RIC, the Fund cannot assure that foreign taxes borne through a Private Fund will be creditable.

Reliance on Private Funds for Tax Compliance. For purposes of satisfying the RIC Qualification Tests, the Fund will be required to look through to the character of the income of, and the assets and investments held by, the Private Funds (unless an applicable Private Fund interest is held through a subsidiary). However, the Private Funds may not provide the Fund with information about the nature of their income or the contents of their portfolios at the times needed by the Fund. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets to assure it is meeting the RIC Qualification Tests, Furthermore, although the Fund expects to receive information from each Private Fund investment manager regarding its investment performance on a regular basis, in most cases there will be little or no means of independently verifying this information. In addition, because the Private Funds are expected to be open- ended, the Fund’s share of income and indirect ownership of assets are expected to change on a regular basis which will make satisfaction of the RIC Qualification Tests more difficult.

REIT Qualification Risk. A Private Fund may hold investments through one or more subsidiaries (each, a “REIT Subsidiary”) that have elected to be taxed as real estate investment trusts for U.S. federal income tax purposes (“REITs”). The requirements for qualification as a REIT are extremely complex, and a REIT Subsidiary’s compliance with these requirements may depend upon factors outside the control of such Private Fund and the REIT Subsidiary. Thus, there can be no assurance that any REIT Subsidiary will in fact qualify for taxation as a REIT. If a REIT Subsidiary fails to qualify for taxation as a REIT in any taxable year and relief provisions do not apply, then the REIT Subsidiary will be subject to tax on its taxable income at regular corporate rates and may be subject to penalties and interest as well. Although a REIT generally is not subject to U.S. federal income tax, a REIT nevertheless may be subject to various entity-level taxes, including, but not limited to: (i) tax at regular corporate rates on the retained portion of its “REIT taxable income,” which generally is defined as taxable income (subject to certain adjustments), including net capital gains, less distributions to shareholders; (ii) tax at the highest corporate rate on its net income from “foreclosure property”; (iii) a 100% excise tax on its net income derived from a “prohibited transaction,” which generally includes a sale or other disposition of “dealer property,” i.e., property that is held primarily for sale to customers in the ordinary course of a trade or business (other than foreclosure property); and (iv) a 4% excise tax if it fails to make certain minimum distributions each calendar year. A REIT dividend generally is ordinary income unless designated by the REIT as a capital gain dividend or “qualified dividend income,” which for non-corporate REIT shareholders is taxed at capital gains rates. For the years 2018 through 2025, non-corporate REIT shareholders generally can deduct 20% of REIT dividends that are not designated as capital gain dividends or qualified dividend income, subject to certain limitations. We cannot assure you that any of a REIT Subsidiary’s dividends would qualify for this deduction. REIT dividends are considered net investment income for purposes of the 3.8% Medicare contribution tax. Corporate REIT shareholders are not eligible for a dividends received deduction on REIT dividends, even if such dividends are designated as “qualified dividend income.”

Non-U.S. Tax Risk. The Fund’s investments may be subject to significant levels of non-U.S. taxation, thereby reducing the earnings of shareholders’ investment. Shareholders may not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the subsidiaries . Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest. Such withholding taxes on proceeds may apply to capital and not be limited to earnings.

Changes in Tax Laws. The U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Such future U.S. tax legislation and administrative guidance could materially affect the tax consequences of a Shareholder’s investment in the Fund and the Fund’s investments or holding structures.

Private Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Fund Risk. Because the Fund invests a significant portion of its assets in Private Funds in a “fund of funds” or multi-tier investment structure, the risks associated with investing in the Fund are closely related to the risks associated with the investments made by the Private Funds. The ability of the Fund to achieve its investment objectives will depend upon the ability of the Private Funds to achieve their respective investment objectives. There can be no assurance that the investment objectives of any Private Fund will be achieved.

The Fund’s net asset value (“NAV”) will fluctuate in response to changes in the value of the Private Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Private Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Private Fund, which will vary. Since the Fund’s NAV is related to the value of the Private Funds in which it invests, inaccuracies, delays or other disruptions in the calculation of a Private Fund’s NAV may adversely impact the Fund.

The Private Funds are not publicly traded and therefore may be illiquid. Furthermore, Private Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. A Private Fund may focus on a particular industry, sector or geographic region, which may subject the Private Fund, and therefore the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries, sectors or geographic regions.

Private Funds in which the Fund invests generally are not registered as investment companies under the Investment Company Act. For these Private Funds, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, including with respect to affiliated transactions, are not applicable. Further, these Private Funds need not have independent boards and shareholder approval of advisory contracts may not be required, as is the case for registered investment companies. The majority of Private Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Private Funds. If values of the Private Funds are falling, the Fund will not be able to sell its Private Funds and the value of the Shares will decline.

A Private Fund’s assets may be invested in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to risks attending investments in securities of non-U.S. issuers and currency fluctuations.

Additionally, the Fund’s investment in the Private Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance-based fees. The performance-based fees the Fund pays to invest in a Private Fund may be higher than if the manager of the Private Fund managed the Fund’s assets directly. The performance-based fees charged by certain Private Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance-based fee.

Tax Risks of an Investment in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks of an Investment in the Fund. The Fund is subject to the following federal income tax risks.

RIC Qualification Risk. To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must continue to meet the RIC Qualification Tests under the Code. Unless the Fund invests in a Private Fund through a subsidiary, the Fund will be deemed to own its proportionate share of the Private Fund’s assets and receive a proportionate share of the Private Fund’s income for purposes of the RIC Qualification Tests. Neither the Adviser nor the Private Funds’ investment managers have experience with RICs. Furthermore, because of the expectation that the Private Funds intend in part to invest in foreign real estate and potentially other non-qualifying RIC assets, the Fund will need to take special measures to meet the RIC Qualification Tests and the Fund may fail to qualify—or continue to qualify— as a RIC. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC, the Fund would be subject to tax on its taxable income at U.S. corporate tax rates, and all distributions from earnings and profits, including any distributions of net long-term capital gain, would be taxable to shareholders as dividend income.

Substantial Imposition of Tax Risk. The Fund (and therefore its shareholders) may bear substantial foreign taxes through some Private Fund. In addition, unless the Fund has sufficient assurance that its investment in a Private Fund will permit the Fund to continue to meet the RIC Qualification Tests, the Fund’s investment in such Private Fund will be made through a subsidiary. The Fund cannot pass-through foreign taxes to shareholders for foreign tax credit purposes for investments made through subsidiaries or if the Fund fails to qualify as a RIC, or if certain other conditions are not met. Even if the Fund does not invest in a Private Fund through a subsidiary and continues to qualify as a RIC, the Fund cannot assure that foreign taxes borne through a Private Fund will be creditable.

Reliance on Private Funds for Tax Compliance. For purposes of satisfying the RIC Qualification Tests, the Fund will be required to look through to the character of the income of, and the assets and investments held by, the Private Funds (unless an applicable Private Fund interest is held through a subsidiary). However, the Private Funds may not provide the Fund with information about the nature of their income or the contents of their portfolios at the times needed by the Fund. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets to assure it is meeting the RIC Qualification Tests, Furthermore, although the Fund expects to receive information from each Private Fund investment manager regarding its investment performance on a regular basis, in most cases there will be little or no means of independently verifying this information. In addition, because the Private Funds are expected to be open- ended, the Fund’s share of income and indirect ownership of assets are expected to change on a regular basis which will make satisfaction of the RIC Qualification Tests more difficult.

REIT Qualification Risk. A Private Fund may hold investments through one or more subsidiaries (each, a “REIT Subsidiary”) that have elected to be taxed as real estate investment trusts for U.S. federal income tax purposes (“REITs”). The requirements for qualification as a REIT are extremely complex, and a REIT Subsidiary’s compliance with these requirements may depend upon factors outside the control of such Private Fund and the REIT Subsidiary. Thus, there can be no assurance that any REIT Subsidiary will in fact qualify for taxation as a REIT. If a REIT Subsidiary fails to qualify for taxation as a REIT in any taxable year and relief provisions do not apply, then the REIT Subsidiary will be subject to tax on its taxable income at regular corporate rates and may be subject to penalties and interest as well. Although a REIT generally is not subject to U.S. federal income tax, a REIT nevertheless may be subject to various entity-level taxes, including, but not limited to: (i) tax at regular corporate rates on the retained portion of its “REIT taxable income,” which generally is defined as taxable income (subject to certain adjustments), including net capital gains, less distributions to shareholders; (ii) tax at the highest corporate rate on its net income from “foreclosure property”; (iii) a 100% excise tax on its net income derived from a “prohibited transaction,” which generally includes a sale or other disposition of “dealer property,” i.e., property that is held primarily for sale to customers in the ordinary course of a trade or business (other than foreclosure property); and (iv) a 4% excise tax if it fails to make certain minimum distributions each calendar year. A REIT dividend generally is ordinary income unless designated by the REIT as a capital gain dividend or “qualified dividend income,” which for non-corporate REIT shareholders is taxed at capital gains rates. For the years 2018 through 2025, non-corporate REIT shareholders generally can deduct 20% of REIT dividends that are not designated as capital gain dividends or qualified dividend income, subject to certain limitations. We cannot assure you that any of a REIT Subsidiary’s dividends would qualify for this deduction. REIT dividends are considered net investment income for purposes of the 3.8% Medicare contribution tax. Corporate REIT shareholders are not eligible for a dividends received deduction on REIT dividends, even if such dividends are designated as “qualified dividend income.”

Non-U.S. Tax Risk. The Fund’s investments may be subject to significant levels of non-U.S. taxation, thereby reducing the earnings of shareholders’ investment. Shareholders may not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the subsidiaries . Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest. Such withholding taxes on proceeds may apply to capital and not be limited to earnings.

Changes in Tax Laws. The U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Such future U.S. tax legislation and administrative guidance could materially affect the tax consequences of a Shareholder’s investment in the Fund and the Fund’s investments or holding structures.

Other Risks Related to An Investment In the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Related to An Investment In the Fund. The Fund may be subject to other risks, including the following:

Lack of Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund may not be able to achieve its investment objectives or successfully implement its investment strategy. The Fund’s operating expenses may be higher than estimated for its first fiscal year and in subsequent years. If the Adviser’s expense limitation agreement with the Fund is not renewed, Fund expenses borne by shareholders will be higher than if the expense limitation agreement continued in effect. Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its Shares may be insufficient allow the Fund to realize its investment objectives. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Competition Risk. Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring investments, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a registered, closed-end investment company. These factors may make it more difficult for the Fund to achieve its investment objectives or successfully implement its investment strategy.

The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Allocation Risk. The ability of the Fund to achieve its investment objectives depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the Fund’s Investments. Further, the allocation of investments by the Private Funds among different asset classes may have a significant effect on such investment vehicle’s net asset value when one of these property classes is performing more poorly than others. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund under the Investment Company Act, the Fund may invest more than 5% of its total assets in the securities of one or more issuers, including one or more Private Funds. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. The Fund is considered to be illiquid, however, Fund shareholders will receive quarterly Repurchase Offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in any quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations which would have an adverse effect on the Fund’s performance. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. Fund shareholders are reliant on the Adviser to successfully implement the Fund’s investment strategy. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment, including selecting Private Funds, may prove to be incorrect and may not produce the desired results. Accordingly, the Fund may not achieve its investment objectives. The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a registered, closed-end investment company.

Market Risk Generally. The Fund is subject to all of the risks associated with the investment in and trading of securities and other instruments. The values of such securities and instruments may be volatile and may be influenced by, among other things, market risk (including changes in economic conditions, growth rates, profits, interest rates and the market’s perception of these securities), general economic and market conditions (which may affect the level and volatility of investments and the extent and timing of investor participation in the market), issuer risk, national and international political and economic events, fluctuations in currency exchange rates and interest rates and government trade, fiscal, monetary and other policies and actions. As a result, the value of the Fund’s investments may be subject to sudden and substantial declines in value.

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s or a Private Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete or balanced investment program. Each investor should take into account the Fund’s investment objectives and principal investment strategies and related risks when considering an investment in the Fund.

Correlation Risk. The Fund may produce investment returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

If a Repurchase Offer is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis, subject to certain exceptions, and shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request, unless the offer to repurchase shares in the Fund is increased and extended by the Board. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares tendered in a repurchase offer may decline between the date the shareholder submits their repurchase request and the date as of shares are valued for purposes of such repurchase. Moreover, any repurchase offer will dilute the ownership interest and voting power of shareholders who do not participate in such repurchase offer because such shareholders will own a smaller percentage of the total number of outstanding shares following the completion of the repurchase offer. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets equal to at least 100% of the repurchase offer amount within a period between a repurchase request deadline and the repurchase payment deadline, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all Shares of the Fund they have tendered during a Repurchase Offer if the total amount of Shares tendered by shareholders exceeds the number of Shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder, subject to certain exceptions. Therefore, the Fund is designed primarily for long-term investors.

Borrowing and Leverage Risk. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest or dividends on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

While the Fund has no current intent to borrow, the 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Cyber Security Risk. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency in the future. The information and technology systems of the Fund, its Investments and the Fund’s service providers may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, use errors or malfeasance by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information. Although the Adviser and the Fund’s service providers have implemented various measures to manage risks relating to these types of events, such measures may be inadequate and, if compromised, information and technology systems could become inoperable for extended periods of time, cease to function properly, or fail to adequately secure private information. Even with sophisticated prevention and detection systems, breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, potentially resulting in further harm and precluding appropriate remediation. The Adviser and the Fund may have to make significant investments to fix or replace information and technology systems. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the operations of the Adviser, the Fund and the Fund’s service providers and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the Fund and its Investments. Such a failure could harm the reputation of the Adviser and the Fund require them to make a significant investment to remedy the effects of any such failures, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.

Lack of Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund may not be able to achieve its investment objectives or successfully implement its investment strategy. The Fund’s operating expenses may be higher than estimated for its first fiscal year and in subsequent years. If the Adviser’s expense limitation agreement with the Fund is not renewed, Fund expenses borne by shareholders will be higher than if the expense limitation agreement continued in effect. Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.

Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its Shares may be insufficient allow the Fund to realize its investment objectives. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk. Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring investments, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a registered, closed-end investment company. These factors may make it more difficult for the Fund to achieve its investment objectives or successfully implement its investment strategy.

The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objectives depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the Fund’s Investments. Further, the allocation of investments by the Private Funds among different asset classes may have a significant effect on such investment vehicle’s net asset value when one of these property classes is performing more poorly than others. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund under the Investment Company Act, the Fund may invest more than 5% of its total assets in the securities of one or more issuers, including one or more Private Funds. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. The Fund is considered to be illiquid, however, Fund shareholders will receive quarterly Repurchase Offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in any quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations which would have an adverse effect on the Fund’s performance. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. Fund shareholders are reliant on the Adviser to successfully implement the Fund’s investment strategy. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment, including selecting Private Funds, may prove to be incorrect and may not produce the desired results. Accordingly, the Fund may not achieve its investment objectives. The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a registered, closed-end investment company.

Market Risk Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk Generally. The Fund is subject to all of the risks associated with the investment in and trading of securities and other instruments. The values of such securities and instruments may be volatile and may be influenced by, among other things, market risk (including changes in economic conditions, growth rates, profits, interest rates and the market’s perception of these securities), general economic and market conditions (which may affect the level and volatility of investments and the extent and timing of investor participation in the market), issuer risk, national and international political and economic events, fluctuations in currency exchange rates and interest rates and government trade, fiscal, monetary and other policies and actions. As a result, the value of the Fund’s investments may be subject to sudden and substantial declines in value.

Stock Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s or a Private Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Not a Complete Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Not a Complete Investment Program. An investment in the Fund should not be considered a complete or balanced investment program. Each investor should take into account the Fund’s investment objectives and principal investment strategies and related risks when considering an investment in the Fund.

Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund may produce investment returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

If a Repurchase Offer is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis, subject to certain exceptions, and shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request, unless the offer to repurchase shares in the Fund is increased and extended by the Board. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares tendered in a repurchase offer may decline between the date the shareholder submits their repurchase request and the date as of shares are valued for purposes of such repurchase. Moreover, any repurchase offer will dilute the ownership interest and voting power of shareholders who do not participate in such repurchase offer because such shareholders will own a smaller percentage of the total number of outstanding shares following the completion of the repurchase offer. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Borrowing and Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing and Leverage Risk. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest or dividends on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

While the Fund has no current intent to borrow, the 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency in the future. The information and technology systems of the Fund, its Investments and the Fund’s service providers may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, use errors or malfeasance by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information. Although the Adviser and the Fund’s service providers have implemented various measures to manage risks relating to these types of events, such measures may be inadequate and, if compromised, information and technology systems could become inoperable for extended periods of time, cease to function properly, or fail to adequately secure private information. Even with sophisticated prevention and detection systems, breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, potentially resulting in further harm and precluding appropriate remediation. The Adviser and the Fund may have to make significant investments to fix or replace information and technology systems. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the operations of the Adviser, the Fund and the Fund’s service providers and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the Fund and its Investments. Such a failure could harm the reputation of the Adviser and the Fund require them to make a significant investment to remedy the effects of any such failures, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance.

Risks Posed by the Private Funds’ Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Posed by the Private Funds’ Portfolio Investments

Equity Securities Risks. The Fund either directly or through Private Funds in which the Fund invests, incur the risk of investment in equity securities and equity-related securities which are publicly traded or listed on a securities exchange and certain derivative investments. These investments include risks of the stock market generally, risks related to equity securities and risks related to common stock, preferred stock, convertible securities, indexed securities, warrants and rights, as follows:

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s or a Private Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s Investments will underperform either the securities markets generally or particular segments of the securities markets over short or perhaps extended periods.

Equity Securities Risk. The value of equity securities in which the Fund may invest either directly (or indirectly through Private Funds), including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic and market conditions. In addition, the Fund’s portfolio and the portfolio’s of Private Funds, are subject to the risks associated with growth stocks. The market value of growth stocks may be subject to substantial and rapid changes, which may make an investment in the Fund more volatile. Growth stocks may be issued by smaller, less capitalized companies, which offer limited product lines or services as compared to more developed companies. These companies may have limited management teams, a relatively short operating and performance history and the stocks may be subject to sudden and substantial gains or losses.

Common Stock Risk. Common stock of an issuer may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall economic circumstances of the company. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities. Common stock in which the Fund or a Private Fund may invest is structurally subordinated as to a company’s income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Convertible and Preferred Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk and pre-payment and redemption risk, which may adversely effect the Fund’s performance. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks than investment grade securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.

The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions.

Indexed Securities Risk. The Fund or a Private Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Because the amount of interest and/or principal payments which the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indexes, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of, and may be more volatile than, the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Warrants and Rights Risk. Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund or a Private Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Fixed Income Securities Risk. The Fund either directly or through Private Funds in which the Fund invests, incur the risk of investment in fixed-income securities and fixed-income related securities which are publicly traded including certain derivative investments.

The Fund or a Private Fund may invest in or have exposure to fixed-income securities. Fixed-income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Fixed Income Securities Risk. Fixed-income securities generally are subject to the following investment risks.

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high-yielding bonds before their maturity dates. In this event the Fund or a Private Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation. These changes in government intervention may have adverse affects on investments, volatility, and illiquidity in debt markets.

Prepayment and Extension Risk. Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity. Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease. This is known as extension risk and may increase the Fund’s or a Private Fund’s sensitivity to rising rates and its potential for price declines.

Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or a Private Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund or a Private Fund may not be able to sell a security or close out a position in a timely manner. If this happens, the Fund or a Private Fund may be required to hold the security or keep the position open, and it could incur losses.

Duration Risk. The Fund and Private Funds may invest in securities of any maturity or duration. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Macro Hedge Fund Strategies Risk. The Fund or indirectly through certain Private Funds in which the Fund invests may invest in certain macro hedge fund strategies, including publicly traded equity and fixed-income securities, foreign currency transactions and foreign currency denominated debt securities, certain derivative instruments and commodities. There is a risk that the directional positions taken by macro hedge funds operating global macro strategies will not perform as expected resulting in investment losses. For example, a hedge fund may be positioned for a particular securities market to rise, if the securities market were to fall due to reasons not anticipated by the Private Fund’s investment manager, investment losses will be incurred by the Private Fund and the Fund.

Currency Risk. Changes in currency exchange rates may negatively affect the value of the Fund’s investments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks or other political developments in the United States or abroad. Fluctuations in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s or a Private Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Foreign Currency Transactions Risk. The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the Fund.

Foreign Currency Options Risk. The Fund’s investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other applicable foreign currency. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign Currency Futures Risk. The Fund’s investments in foreign currency futures include substantial risks. Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund or a Private Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Commodities Risk. Because of the Fund’s ability to invest in and/or obtain exposure to certain commodities, as well as related transportation companies and equipment manufacturers, the Fund is subject to risks associated with supply and demand risk (a decrease in the production of the commodity or the volume of the commodity available for transportation), depletion and exploration risk (risk that companies cannot expand their reserves of the commodity or discover new sources of supply of the commodity), operational and geological risk (risk of extracting the commodity or misrepresentation of geotechnical data about a commodity), regulatory risk, commodity pricing risk, and precious metals pricing metals risk.

Derivative Investments Risk. The Fund either directly or through its investment in a Private Fund, may invest in certain derivatives as part of its investments in equity securities, fixed income securities and macro hedge funds. Derivatives are subject to risks of investment losses and are speculative investments.

Derivatives Risk Generally. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, indexes, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund or a Private Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. If a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund, the Fund may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Equity Swaps and Related Transactions Risk. The Fund, or indirectly through investment in a Private Funds, may enter into equity swaps and equity caps, floors and collars in order to hedge against either a decline in the value of the securities included in the Fund’s or a Private Fund’s portfolio or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Equity swaps involve the exchange by the Fund or a Private Funds with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserves a certain return within a predetermined range of values.

The effective use of swaps and related transactions by the Fund or a Private Funds may depend, among other things, on their ability to terminate the transactions at times when the Adviser or the investment manager to a Private Funds deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund (or a Private Funds) and counterparties to the transactions, the Fund’s (or a Private Fund’s) ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund (or a Private Funds) does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Adviser or the investment manager of a Private Funds monitors the creditworthiness of counterparties to its equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund or the Private Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps with standardized documentation. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or the investment manager of a Private Fund is incorrect in its forecasts of market values, the investment performance of the Fund may be adversely affected. Moreover, even if the Adviser or the investment manager of a Private Fund is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged, which may result in investment losses to the Fund.

Futures Contracts Risk. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, equity or bond indexes; and (2) on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission (“CFTC”), foreign exchanges on single stocks and stock indexes or commodities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific currency, index, security, class of securities, or commodity at a specified future time and at a specified price. Futures contracts are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin. The sale of a futures contract creates a firm obligation by the Fund or a Private Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount).

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.

Options Risk. The Fund may invest in options for investment, hedging and risk management purposes. In order to hedge against adverse market shifts or to increase income or gain, the Fund or a Private Fund may purchase put and call options or write “covered” put and call options on securities, fixed income instruments, interest rates or currencies or on futures contracts on securities, stock indexes, interest rates or currencies. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. There can be no guarantee that the use of options will increase the Fund’s or a Private Fund’s return or income. Investments in options are considered to be speculative. When a Fund or a Private Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). When the Fund or a Private Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund or a Private Fund has written is exercised, the Fund or a Private Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund or a Private Fund has written expires unexercised, the Fund or a Private Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period. When the Fund or a Private Fund writes a call option on an index, it gives up the opportunity to profit from an increase in the market value of the index above the exercise price. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of writing securities index options will depend upon the extent to which price movements in the Fund’s or a Private Fund’s investment portfolio correlate with price movements of the securities index. The Fund or a Private Fund’s also risks losing all or part of the cash paid for purchasing put options.

Private Equity Investments Risk. The Fund may directly (or indirectly through Private Funds) invest in private equity investments. Private equity investments are typically made in private companies through privately negotiated transactions and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds in which the Fund or a Private Fund may invest are often organized as limited partnerships, as the most common vehicles for making private equity investments. The investments held by private equity funds made by the Fund or a Private Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be illiquid, and highly speculative. Private equity securities are generally not listed on a securities exchange. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy. The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Within the private equity investments, there are a number of significant risks, any one of which could cause an the Fund or a Private Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Private Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by a Private Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Private Fund and the Fund’s Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments, or that such investments will further the Fund in achieving its investment objectives.

Venture Capital and Growth Equity Strategies Risk. The Fund may invest in venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. These investments may be in early stages of formation (start-up) and development, or in early expansion stage of development. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience or experience in financial management or budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive industry position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Private Funds. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for financial or business success or that additional funds will be available from any source to continue or expand their business and operations. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for higher returns, they also bring with them correspondingly greater risks when compared to other investments in financially stable operating companies. Such investments may be illiquid and involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome and may cause the value of the company to decline substantially. Such investments could, in certain circumstances, subject the Fund or the Private Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Private Funds to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure and payment priority.

Buyout Strategies. The Fund may invest in securities of companies that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of the Fund or Private Funds to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Private Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

Private Credit Investments Risk. The Fund may invest in private credit investments directly (or indirectly through Private Funds). The Fund’s or a Private Fund’s private credit exposure is expected to include directly originated and privately negotiated financing solutions across a range of strategies and industries. Private credit investments may be comprised of a broad array of strategies and instruments, including alternative credit, liquid credit (including collateralized loan obligations), senior and junior debt, asset backed financings, structured credit, opportunistic credit, special situations, and hybrid capital solutions. Typically, private credit investments are in restricted securities that are not listed or traded in public markets and are subject to substantial holding periods, so that the Fund or a Private Fund may not be able to resell some of its holdings for extended periods, which may be several years. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Although private credit investments are typically senior to common stock and other equity securities in the capital structure, they are typically subordinated to large amounts of senior debt and are often unsecured. The Fund and the Private Funds may not be able to take steps that would be required to protect an investment in a timely manner and there can be no assurance that the rate of return objectives on any particular private credit investment will be achieved. Private credit investments are generally subject to various creditor risks, including the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, so-called lender liability claims by the issuer of the obligations and environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any borrower, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such company. Loans including collateralized loan obligations, may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to loans or collateralized loan obligation securities as a class. Asset-backed securities including structured finance investments generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities.

Technology Sector Investments Risk. The Fund may invest in various technology companies, including the following:

Technology Companies Risk. The technology companies in which the Fund invests directly or through investments in Private Funds are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services.

Further, certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. Technology companies in which the Fund or a Private Fund invests are not expected to be publicly traded or listed on any securities exchange. Accordingly, there may not be public information as to their share price, results of operations, earnings, debts or liabilities and risks, while companies that are publicly traded and listed on an exchange have more information available to investors to assess the company, its performance and risks. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Risks. Investing a substantial portion of the Fund’s or a Private Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s or a Private Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s or a Private Fund’s investments in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and marketing can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/ or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, artificial intelligence related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an artificial intelligence company’s products or services. Artificial intelligence companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the investment objectives of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.
●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. Investments in data infrastructure companies will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Technology Companies Risk. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Aerospace and Defense Companies Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (or foreign) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (or foreign) government budgets.

Energy Sector Risk. The Fund’s or a Private Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk. The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other foreign governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals and Synthetic Materials Industry Risk. Companies in the Chemicals Industry include companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

Equity Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risks. The Fund either directly or through Private Funds in which the Fund invests, incur the risk of investment in equity securities and equity-related securities which are publicly traded or listed on a securities exchange and certain derivative investments. These investments include risks of the stock market generally, risks related to equity securities and risks related to common stock, preferred stock, convertible securities, indexed securities, warrants and rights, as follows:

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s or a Private Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s Investments will underperform either the securities markets generally or particular segments of the securities markets over short or perhaps extended periods.

Equity Securities Risk. The value of equity securities in which the Fund may invest either directly (or indirectly through Private Funds), including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic and market conditions. In addition, the Fund’s portfolio and the portfolio’s of Private Funds, are subject to the risks associated with growth stocks. The market value of growth stocks may be subject to substantial and rapid changes, which may make an investment in the Fund more volatile. Growth stocks may be issued by smaller, less capitalized companies, which offer limited product lines or services as compared to more developed companies. These companies may have limited management teams, a relatively short operating and performance history and the stocks may be subject to sudden and substantial gains or losses.

Common Stock Risk. Common stock of an issuer may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall economic circumstances of the company. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities. Common stock in which the Fund or a Private Fund may invest is structurally subordinated as to a company’s income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Convertible and Preferred Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk and pre-payment and redemption risk, which may adversely effect the Fund’s performance. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks than investment grade securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.

The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions.

Indexed Securities Risk. The Fund or a Private Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Because the amount of interest and/or principal payments which the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indexes, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of, and may be more volatile than, the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Warrants and Rights Risk. Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund or a Private Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. The Fund either directly or through Private Funds in which the Fund invests, incur the risk of investment in fixed-income securities and fixed-income related securities which are publicly traded including certain derivative investments.

The Fund or a Private Fund may invest in or have exposure to fixed-income securities. Fixed-income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Fixed Income Securities Risk One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. Fixed-income securities generally are subject to the following investment risks.

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high-yielding bonds before their maturity dates. In this event the Fund or a Private Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation. These changes in government intervention may have adverse affects on investments, volatility, and illiquidity in debt markets.

Prepayment and Extension Risk. Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity. Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease. This is known as extension risk and may increase the Fund’s or a Private Fund’s sensitivity to rising rates and its potential for price declines.

Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or a Private Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund or a Private Fund may not be able to sell a security or close out a position in a timely manner. If this happens, the Fund or a Private Fund may be required to hold the security or keep the position open, and it could incur losses.

Duration Risk. The Fund and Private Funds may invest in securities of any maturity or duration. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Macro Hedge Fund Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Macro Hedge Fund Strategies Risk. The Fund or indirectly through certain Private Funds in which the Fund invests may invest in certain macro hedge fund strategies, including publicly traded equity and fixed-income securities, foreign currency transactions and foreign currency denominated debt securities, certain derivative instruments and commodities. There is a risk that the directional positions taken by macro hedge funds operating global macro strategies will not perform as expected resulting in investment losses. For example, a hedge fund may be positioned for a particular securities market to rise, if the securities market were to fall due to reasons not anticipated by the Private Fund’s investment manager, investment losses will be incurred by the Private Fund and the Fund.

Currency Risk. Changes in currency exchange rates may negatively affect the value of the Fund’s investments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks or other political developments in the United States or abroad. Fluctuations in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s or a Private Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Foreign Currency Transactions Risk. The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the Fund.

Foreign Currency Options Risk. The Fund’s investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other applicable foreign currency. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign Currency Futures Risk. The Fund’s investments in foreign currency futures include substantial risks. Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund or a Private Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Commodities Risk. Because of the Fund’s ability to invest in and/or obtain exposure to certain commodities, as well as related transportation companies and equipment manufacturers, the Fund is subject to risks associated with supply and demand risk (a decrease in the production of the commodity or the volume of the commodity available for transportation), depletion and exploration risk (risk that companies cannot expand their reserves of the commodity or discover new sources of supply of the commodity), operational and geological risk (risk of extracting the commodity or misrepresentation of geotechnical data about a commodity), regulatory risk, commodity pricing risk, and precious metals pricing metals risk.

Derivative Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Investments Risk. The Fund either directly or through its investment in a Private Fund, may invest in certain derivatives as part of its investments in equity securities, fixed income securities and macro hedge funds. Derivatives are subject to risks of investment losses and are speculative investments.

Derivatives Risk Generally. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, indexes, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund or a Private Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. If a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund, the Fund may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Equity Swaps and Related Transactions Risk. The Fund, or indirectly through investment in a Private Funds, may enter into equity swaps and equity caps, floors and collars in order to hedge against either a decline in the value of the securities included in the Fund’s or a Private Fund’s portfolio or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Equity swaps involve the exchange by the Fund or a Private Funds with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserves a certain return within a predetermined range of values.

The effective use of swaps and related transactions by the Fund or a Private Funds may depend, among other things, on their ability to terminate the transactions at times when the Adviser or the investment manager to a Private Funds deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund (or a Private Funds) and counterparties to the transactions, the Fund’s (or a Private Fund’s) ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund (or a Private Funds) does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Adviser or the investment manager of a Private Funds monitors the creditworthiness of counterparties to its equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund or the Private Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps with standardized documentation. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or the investment manager of a Private Fund is incorrect in its forecasts of market values, the investment performance of the Fund may be adversely affected. Moreover, even if the Adviser or the investment manager of a Private Fund is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged, which may result in investment losses to the Fund.

Futures Contracts Risk. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, equity or bond indexes; and (2) on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission (“CFTC”), foreign exchanges on single stocks and stock indexes or commodities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific currency, index, security, class of securities, or commodity at a specified future time and at a specified price. Futures contracts are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin. The sale of a futures contract creates a firm obligation by the Fund or a Private Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount).

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.

Options Risk. The Fund may invest in options for investment, hedging and risk management purposes. In order to hedge against adverse market shifts or to increase income or gain, the Fund or a Private Fund may purchase put and call options or write “covered” put and call options on securities, fixed income instruments, interest rates or currencies or on futures contracts on securities, stock indexes, interest rates or currencies. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. There can be no guarantee that the use of options will increase the Fund’s or a Private Fund’s return or income. Investments in options are considered to be speculative. When a Fund or a Private Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). When the Fund or a Private Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund or a Private Fund has written is exercised, the Fund or a Private Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund or a Private Fund has written expires unexercised, the Fund or a Private Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period. When the Fund or a Private Fund writes a call option on an index, it gives up the opportunity to profit from an increase in the market value of the index above the exercise price. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of writing securities index options will depend upon the extent to which price movements in the Fund’s or a Private Fund’s investment portfolio correlate with price movements of the securities index. The Fund or a Private Fund’s also risks losing all or part of the cash paid for purchasing put options.

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments Risk. The Fund may directly (or indirectly through Private Funds) invest in private equity investments. Private equity investments are typically made in private companies through privately negotiated transactions and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds in which the Fund or a Private Fund may invest are often organized as limited partnerships, as the most common vehicles for making private equity investments. The investments held by private equity funds made by the Fund or a Private Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be illiquid, and highly speculative. Private equity securities are generally not listed on a securities exchange. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy. The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Within the private equity investments, there are a number of significant risks, any one of which could cause an the Fund or a Private Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Private Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by a Private Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Private Fund and the Fund’s Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments, or that such investments will further the Fund in achieving its investment objectives.

Venture Capital and Growth Equity Strategies Risk. The Fund may invest in venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. These investments may be in early stages of formation (start-up) and development, or in early expansion stage of development. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience or experience in financial management or budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive industry position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Private Funds. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for financial or business success or that additional funds will be available from any source to continue or expand their business and operations. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for higher returns, they also bring with them correspondingly greater risks when compared to other investments in financially stable operating companies. Such investments may be illiquid and involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome and may cause the value of the company to decline substantially. Such investments could, in certain circumstances, subject the Fund or the Private Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Private Funds to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure and payment priority.

Buyout Strategies. The Fund may invest in securities of companies that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of the Fund or Private Funds to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Private Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

Private Credit Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit Investments Risk. The Fund may invest in private credit investments directly (or indirectly through Private Funds). The Fund’s or a Private Fund’s private credit exposure is expected to include directly originated and privately negotiated financing solutions across a range of strategies and industries. Private credit investments may be comprised of a broad array of strategies and instruments, including alternative credit, liquid credit (including collateralized loan obligations), senior and junior debt, asset backed financings, structured credit, opportunistic credit, special situations, and hybrid capital solutions. Typically, private credit investments are in restricted securities that are not listed or traded in public markets and are subject to substantial holding periods, so that the Fund or a Private Fund may not be able to resell some of its holdings for extended periods, which may be several years. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Although private credit investments are typically senior to common stock and other equity securities in the capital structure, they are typically subordinated to large amounts of senior debt and are often unsecured. The Fund and the Private Funds may not be able to take steps that would be required to protect an investment in a timely manner and there can be no assurance that the rate of return objectives on any particular private credit investment will be achieved. Private credit investments are generally subject to various creditor risks, including the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, so-called lender liability claims by the issuer of the obligations and environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any borrower, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such company. Loans including collateralized loan obligations, may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to loans or collateralized loan obligation securities as a class. Asset-backed securities including structured finance investments generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities.

Technology Sector Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector Investments Risk. The Fund may invest in various technology companies, including the following:

Technology Companies Risk. The technology companies in which the Fund invests directly or through investments in Private Funds are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services.

Further, certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. Technology companies in which the Fund or a Private Fund invests are not expected to be publicly traded or listed on any securities exchange. Accordingly, there may not be public information as to their share price, results of operations, earnings, debts or liabilities and risks, while companies that are publicly traded and listed on an exchange have more information available to investors to assess the company, its performance and risks. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Risks. Investing a substantial portion of the Fund’s or a Private Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s or a Private Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s or a Private Fund’s investments in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and marketing can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/ or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, artificial intelligence related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an artificial intelligence company’s products or services. Artificial intelligence companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the investment objectives of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.
●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. Investments in data infrastructure companies will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Technology Companies Risk. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Aerospace and Defense Companies Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (or foreign) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (or foreign) government budgets.

Energy Sector Risk. The Fund’s or a Private Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk. The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other foreign governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals and Synthetic Materials Industry Risk. Companies in the Chemicals Industry include companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

General Risks Related to Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks Related to Real Estate Investments. The Fund or a Private Fund’s investments in real estate include the following investment risks.

Risks Related to Commercial Real Estate and Real Estate-Related Assets. Commercial real estate and real estate-related assets in which the Fund may invest will be subject to the risks typically associated with real estate. The value of real estate may be adversely affected by a number of risks, including:

●	natural disasters such as hurricanes, earthquakes and floods;
●	acts of war or terrorism, including the consequences of war or terrorist attacks;
●	adverse changes in national and local economic and real estate conditions;
●	an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants;
●	changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws;
●	costs of remediation and liabilities associated with environmental conditions affecting properties; and
●	the potential for uninsured or underinsured property losses.

The value of a property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties.

Risks Related to Real Estate-Related Equity. The Fund may invest from time to time in non-controlling preferred equity positions, common equity and other real estate-related interests. Preferred equity investments generally rank junior to all existing and future indebtedness, including commercial mezzanine and mortgage loans, but rank senior to the owners’ common equity. Preferred equity investments typically pay a dividend rather than interest payments and often have the right for such dividends to accrue if there is insufficient cash flow to pay currently. These interests are not secured by the underlying real estate, but upon the occurrence of a default, the preferred equity provider typically has the right to effectuate a change of control with respect to the ownership of the property. In addition, equity investments may be illiquid or have limited liquidity due to lock-out periods, limited trading volume or other limitations or prohibitions against their transfer, sale, pledge or disposition, including any necessary registration with the SEC requiring coordination with the issuer for the sale of such securities. Investments in real estate-related equity securities will involve risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer. Issuers of real estate-related equity securities are subject to their own operating and other expenses and may be subject to a management fee and/or performance-based compensation (e.g., promote), which will be borne indirectly by equity holders. Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate.

Risks Related to Development and Construction Delays. Potential development and construction delays and resultant increased costs and risks may hinder a Private Fund’s operating results and decrease the Private Fund’s net income. A Private Fund may acquire unimproved real property or properties that are under development or construction. Investments in such properties will be subject to the uncertainties associated with the development and construction of real property, including those related to re-zoning land for development, environmental concerns of governmental entities and/or community groups and the Private Fund’s builders’ ability to build in conformity with plans, specifications, budgeted costs and timetables. If a builder fails to perform, the Private Fund may resort to legal action to rescind the purchase or the construction contract or to compel performance. A builder’s performance may also be affected or delayed by conditions beyond the builder’s control. Delays in completing construction could also give tenants the right to terminate preconstruction leases. The Private Fund may incur additional risks when it makes periodic progress payments or other advances to builders before they complete construction. These and other factors can result in increased costs of a project or loss of the Private Fund’s investment. In addition, the Underlying will be subject to normal lease-up risks relating to newly constructed projects. The Private Fund also must rely on rental income and expense projections and estimates of the fair market value of property upon completion of construction when agreeing upon a purchase price at the time the Private Fund acquires the property. If the Private Fund’s projections are inaccurate, it may pay too much for a property, and the return on its investment could suffer. In addition, to the extent a Private Fund makes or acquires loans to finance construction or renovation projects, risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans it makes or acquires may materially adversely affect its investment.

Risks Related to Uninsured Property Loss and Damage. A Private Fund may experience material losses related to its properties arising from natural disasters, such as extreme weather events, climate change, earthquakes or floods, and acts of God, vandalism or other crime, faulty construction or accidents, fire, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, acts of terrorism or other catastrophes. Insurance policies on a Private Fund’s properties may include some coverage for losses that are generally catastrophic in nature, such as losses due to terrorism, earthquakes and floods, but there is no assurance that such policies will be adequate to cover all losses and some policies will be insured subject to limitations involving large deductibles or co-payments and policy limits that may not be sufficient to cover losses. In general, losses related to terrorism are becoming harder and more expensive to insure against. In some cases, the insurers exclude terrorism, in others the coverage against terrorist acts is limited, or available only for a significant price. A similar dynamic has been unfolding with respect to certain weather and fire events, with insurers excluding certain investments that have high risk of weather, earthquake or fire events. As the effects of climate change increase, it is expected that the frequency and impact of weather and climate related events and conditions could increase as well. As a result, not all investments may be insured against terrorism, weather or fire. If a Private Fund or one or more of its tenants experience a loss that is uninsured or that exceeds policy limits, the Private Fund could lose the capital invested in the damaged properties as well as the anticipated future cash flows from those properties. In addition, if the damaged properties are subject to recourse indebtedness, the Private Fund would continue to be liable for the indebtedness, even if these properties were irreparably damaged. Certain of these events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Private Fund.

Risks Related to Supply Chain Disruptions. Supply chain disruptions could create unexpected renovation or maintenance costs or delays and/or could impact tenants’ businesses, any of which could materially adversely affect a Private Fund’s results of operations. The construction and building industry, similar to many other industries, has recently experienced worldwide supply chain disruptions due to a multitude of factors that are beyond a Private Fund’s control, including the effects of pandemics or epidemics, and such disruptions may continue to occur regionally or internationally. Materials, parts and labor have also increased in cost over the recent past, sometimes significantly and over a short period of time. Although a Private Fund generally does not intend to engage in large-scale development projects, small-scale construction projects, such as building renovations and maintenance or tenant improvements that may be required under leases may be routine and necessary. A Private Fund may incur costs for a property renovation or maintenance that exceeds its original estimates due to increased costs for materials or labor or other costs that are unexpected. A Private Fund also may be unable to complete renovation of a property or tenant space on schedule due to supply chain disruptions or labor shortages. Some tenants may have the right to terminate their leases if a renovation project is not completed on time. In addition, tenants’ businesses may also be affected by supply chain issues, which could impact their ability to meet their obligations under their leases.

Certain Additional Risks Related to Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Additional Risks Related to Real Estate Investments. The Fund’s or a Private Fund’s investments in real estate rental properties may include certain additional risks as follows:

Risks Related to Rental Rates. The actual rents a Private Fund may receive for the properties in its portfolio may be less than estimated market rents, and the Private Fund may experience a decline in realized rental rates from time to time, which could adversely affect its financial condition. As a result of potential factors, including competitive pricing pressure in a Private Fund’s markets, a general economic downturn and the desirability of the Private Fund’s properties compared to other properties in the Private Fund’s markets, the Private Fund may be unable to realize its estimated market rents across the properties in its portfolio. In addition, depending on market rental rates at any given time as compared to expiring leases in its portfolio, from time to time rental rates for expiring leases may be higher than starting rental rates for new leases.  If the Private Fund is unable to obtain sufficient rental rates across its portfolio, then the Private Fund’s ability to generate cash flow growth will be negatively impacted.

Risks Related to Properties with Significant Vacancies. Properties that have significant vacancies could be difficult to sell, which could diminish the return on these properties. A property may incur vacancies either by the expiration of tenant leases or the continued default of tenants under their leases. If vacancies continue for a long period of time, the Private Fund may suffer reduced revenues resulting in less cash available for distribution to its investors.  In addition, the resale value of the property could be diminished because the market value of the Private Fund’s properties will depend principally upon the value of the cash flow generated by the leases associated with that property. Such a reduction in the resale value of a property could also reduce the value of the Private Fund.

Further, a decline in general economic conditions in the markets in which the Private Fund’s investments are located could lead to an increase in tenant defaults, lower rental rates and less demand for commercial real estate space in those markets. As a result of these trends, the Private Fund may be more inclined to provide leasing incentives to the tenants in order to compete in a more competitive leasing environment. Such trends may result in reduced revenue and lower resale value of properties, which may reduce the Private Fund’s returns.

Risks Related to Long-Term Leases. A Private Fund may enter into long-term leases with tenants in certain properties, which may not result in fair market rental rates over time. An investment manager on behalf of a Private Fund may enter into long-term leases with tenants of certain of the Private Fund’s properties, or include renewal options that specify a maximum rate increase. These leases would provide for rent to increase over time; however, if the investment manager does not accurately judge the potential for increases in market rental rates, it may set the terms of these long-term leases at levels such that, even after contractual rent increases, the rent under its long-term leases is less than then-current market rates. Further, the investment manager may have no ability to terminate those leases or to adjust the rent to then-prevailing market rates. As a result, the Private Fund’s cash available for distribution could be lower than if the Private Fund did not enter into long-term leases.

Risks Related to Competition, Lease Renewal and Other Factors. Numerous residential communities compete with the Private Fund in attracting residents to lease apartments, and additional communities can be expected to be built in the markets in which the ownership interests in individual real estate assets, multi-property portfolios, joint ventures and operating companies are located. The number and quality of competitive communities in a particular area will have a material effect on the ability to lease apartment homes at existing communities or newly acquired communities and on the rents charged. In addition, when leases of apartments expire, the leases may not be renewed, the related apartment may not be re-let promptly or the terms of renewal or re-letting may be less favorable than the terms of the expiring leases. If the leases are not promptly renewed or re-let or if the renewal rates are significantly lower than expected rates, then the Private Fund’s results of operations and financial condition would be adversely affected. Consequently, the Private Fund’s cash flow and ability to make distributions would be reduced. Lease terms may be seasonal for certain types of housing, and this may affect a Private Fund’s cash flow from these properties.

Additionally, student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing a Private Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of a Private Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Private Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Further, the commercial and residential moving and storage facility industry is highly cyclical, and these companies are dependent on a number of factors that may have a negative impact on their operating results, including but not limited to general economic uncertainty, volatility in the housing markets and commercial real estate. The risks associated with these factors are heightened when the U.S. economy is weakened. Some of the principal risks during such times are as follows: low overall moving levels, which may impair demand for storage facilities; customers with credit issues and cash flow problems; changing moving patterns resulting from pandemics to volatile real estate prices, resulting in an imbalance between facilities capacity and customer demand; customers bidding out moving expenses or selecting competitors that offer lower rates, in an attempt to lower their costs, forcing facilities to lower rental rates or lose customers; and budgetary constraints on state and local municipalities pausing government office relocations and planned moves.

Economic conditions that decrease moving demand or increase the supply of capacity in the commercial and residential moving industry can exert downward pressure on rental rates and equipment utilization, thereby decreasing asset productivity. Reduced moving demand may also reduce the demand for short-term and long-term offsite storage facilities. A prolonged recession or general economic instability could result in declines in facilities results of operations, which declines may be material.

Risks Related to Dependency on Lease Revenue and Lease Defaults. A Private Fund may depend on tenants for its revenue, and lease defaults or terminations could reduce its net income and limit its ability to make distributions to its investors. The success of a Private Fund’s investments materially depends on the financial stability of the tenants. A default or termination by a tenant on its lease payments would cause the Private Fund to lose the revenue associated with such lease and require the Private Fund’s investment manager to find an alternative source of revenue to meet mortgage payments and prevent a foreclosure, if the property is subject to a mortgage. In the event of a tenant default or bankruptcy, the Private Fund may experience delays in enforcing the Private Fund’s rights as landlord and may incur substantial costs in protecting the Private Fund’s investment and re-leasing the Private Fund’s property. If a tenant defaults on or terminates a lease, the investment manager may be unable to lease the property for the rent previously received or sell the property without incurring a loss.

Risks of Environmental Liabilities. A Private Fund is exposed to environmental liabilities with respect to properties to which it takes title. In the course of a Private Fund’s business, the Private Fund may take title to real estate, and, if the Private Fund does take title, the Private Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Private Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Private Fund ever becomes subject to significant environmental liabilities, the Private Fund’s financial condition could be materially and adversely affected.

Risks Related to Costs Associated with Government Laws and Regulations. Costs imposed pursuant to governmental laws and regulations may reduce a Private Fund’s net income and the cash available for distributions to its investors. Real property and the operations conducted on real property are subject to federal, state and local laws and regulations relating to protection of the environment and human health. A Private Fund could be subject to liability in the form of fines, penalties or damages for noncompliance with these laws and regulations. These laws and regulations generally govern wastewater discharges, air emissions, the operation and removal of underground and above-ground storage tanks, the use, storage, treatment, transportation and disposal of solid and hazardous materials, the remediation of contamination associated with the release or disposal of solid and hazardous materials, the presence of toxic building materials and other health and safety-related concerns.

Some of these laws and regulations may impose joint and several liability on the tenants, owners or operators of real property for the costs to investigate or remediate contaminated properties, regardless of fault, whether the contamination occurred prior to purchase, or whether the acts causing the contamination were legal. Activities of the Private Fund’s tenants, the condition of properties at the time the Private Fund acquires them, operations in the vicinity of the Private Fund’s properties, such as the presence of underground storage tanks, or activities of unrelated third parties may affect the Private Fund’s properties.

The presence of hazardous substances, or the failure to properly manage or remediate these substances, may hinder the Private Fund’s ability to sell, rent or pledge such property as collateral for future borrowings. Any material expenditures, fines, penalties or damages the Private Fund must pay will reduce the Private Fund’s ability to make distributions and may reduce the value of the Private Fund.

Regulations may be promulgated that could restrict or curtail certain usages of existing structures or require that such structures be renovated or altered in some manner. The promulgation and enforcement of such regulations could increase expenses, and lower the income or rate of return, as well as adversely affect the value of any of the Private Fund’s investments. Operators are also subject to laws governing their relationship with employees, including minimum wage requirements, overtime, working conditions and work permit requirements. Compliance with, or changes in, these laws could reduce the revenue and profitability of the Private Fund. In addition, regulation of the leasing of residential property by many state and local governments includes controls over rents that may be charged to tenants. Such regulations often impose limits on rent increases and may require that properties comply with specified requirements as a precondition for rent increases.

Additionally, the Private Fund’s properties may be subject to takings or eminent domain by the government. Any such exercise of eminent domain would allow the Private Fund to recover only the fair value of the affected properties. “Fair value” could be substantially less than the real market value of the Private Fund’s internal assessment of value of the property for a number of years, and the Private Fund could effectively have no profit potential from properties acquired by the government through eminent domain. Finally, raw materials and labor required for construction may increase in cost beyond current expectations.  Specifically, the impact of ongoing tariff negotiations may impact the cost of raw materials needed for construction.

Risks Related to Costs Associated with Defending Claims of Environmental Liability, Environmental Regulatory Requirements, Remediating Any Contaminated Property or of Paying Personal Injury of Other Damage Claims. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property or of paying personal injury or other damage claims could reduce the amounts available for distributions to a Private Fund’s investors. Under various laws, ordinances and regulations, a current or previous real property owner or operator may be liable for the cost of removing or remediating hazardous or toxic substances on, under or in such property. These costs could be substantial. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. Environmental laws also may impose liens on property or restrictions on the manner in which property may be used or businesses may be operated, and these restrictions may require substantial expenditures or prevent the Private Fund from entering into leases with prospective tenants that may be impacted by such laws. Environmental laws provide for sanctions for noncompliance and may be enforced by governmental agencies or, in certain circumstances, by private parties. Certain environmental laws and common law principles could be used to impose liability for the release of and exposure to hazardous substances, including asbestos-containing materials and lead-based paint. Third parties may seek recovery from real property owners or operators for personal injury or property damage associated with exposure to released hazardous substances and governments may seek recovery for natural resource damage. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property, or of paying personal injury, property damage or natural resource damage claims could reduce the amounts available for distribution to the Private Fund’s investors.

Risk of Default By Purchasers of Property. If a Private Fund sells a property by providing financing to the purchaser, it will bear the risk of default by the purchaser, which could delay or reduce the distributions available to the Private Fund. If a Private Fund decides to sell any of its properties, it intends to use its best efforts to sell them for cash; however, in some instances, it may sell its properties by providing financing to purchasers. When it provides financing to a purchaser, it will bear the risk that the purchaser may default, which could reduce its cash distributions to its investors.  Even in the absence of a purchaser default, the distribution of the proceeds of the sale to Private Fund’s investors, or the reinvestment of the proceeds in other assets, will be delayed until the promissory note or other property it may accept upon a sale are actually paid, sold, refinanced or otherwise disposed.

Risk of Competition with Third Parties in Acquiring Properties and Other Investments. Competition with third parties in acquiring properties and other investments may reduce a Private Fund’s profitability and the return on the Private Fund’s investment. A Private Fund has significant competition with respect to its acquisition of properties and other investments with many other companies, including insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Private Fund’s investment manager. The Private Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Private Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, investors may experience a lower return on their investment. Additional funds with similar investment objectives may be formed in the future by other unrelated parties and further consolidations may occur.  In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Private Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, the investors may experience a lower return on their investment.  The success of the Private Fund will depend on the ability of the professionals of the investment manager and the General Partner to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of a sufficient number of suitable investments. There can be no assurance that the Private Fund will be able to locate, complete and exit investments that satisfy the Private Fund’s rate of return objectives, or realize upon their values.

Risk of Lack of Efficient Alternative Uses for Properties. Certain property types or portfolios of properties that a Private Fund acquires may not have efficient alternative uses and the Private Fund’s investment manager may have difficulty leasing them to new tenants and/or have to make significant capital expenditures to them to do so. Certain property types can be difficult to lease to new tenants, should the current tenant terminate or choose not to renew its lease.  These properties generally have received significant tenant-specific improvements and only very specific tenants may be able to use such improvements, making the properties very difficult to re-lease in their current condition. Additionally, an interested tenant may demand that, as a condition of executing a lease for the property, the property managers finance and construct significant improvements so that the tenant could use the property. This expense may decrease cash available for distribution, as the Private Fund may be required to (i) pay for the improvements up-front or (ii) finance the improvements at potentially unattractive terms.

Risk of Foreclosure. It is contemplated that the gross revenues to be derived from the operation of the investments will be sufficient to cover the expenses of maintaining and operating the investments, including servicing any applicable debt financing.  However, no assurance exists that such gross revenues will always be sufficient to cover such expenses. Failure by the revenues generated by the investments to meet the obligations under any applicable debt financing could result in loss of the investments through foreclosure and, thus, the investors losing their investment. Moreover, many forms of debt financing will have terms that will require a substantial “balloon payment” at maturity.  It is anticipated that the investments will be sold or refinanced at or prior to the time of the maturity.  The ability to repay any debt financing will be dependent upon the ability to sell the investments for more than the balloon amount or to obtain adequate refinancing at the respective due date.  Failure to sell the investments or to obtain the necessary refinancing when needed could result in a foreclosure of the investments.

Renovation Risks and Investments in Land, Development and Redevelopment. The renovation of residential apartments and related properties involves risks associated with the construction and renovation of real property, including the possibility of construction and renovation cost overruns and delays due to various factors (including inclement weather, labor or material shortages and the unavailability of construction and permanent financing) and market or site deterioration after acquisition or renovation. Any unanticipated delays or expenses in connection with the renovation of properties could have an adverse effect on the results of operations and financial condition of a Private Fund. The Private Fund, in addition to implementing a comprehensive renovation strategy, is expected to make additional investments in certain opportunistic assets or developments when the Private Fund’s investment manager believes that this strategy is prudent for the specific market conditions and capital requirements. Such additional investments may include the Private Fund acquiring direct or indirect interests in undeveloped land or underdeveloped real property (which may often be non-income producing), real estate developments or redevelopments.  To the extent that the Private Fund invests in such assets or activities, it will be subject to the risks normally associated with such assets and development activities. Such risks include risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of the Private Fund, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development or redevelopment activities once undertaken, any of which could have an adverse effect on the Private Fund. Properties under development or properties acquired for development may receive little or no cash flow from the date of acquisition through the date of completion of development and may continue to experience operating deficits after the date of completion. In addition, market conditions may change during the course of development that make such development less attractive than at the time it was commenced.

Real Estate Tax Risk. Real property owned directly or indirectly by the Fund, including through the Private Funds, likely will be subject to real property taxes and in some instances, personal property taxes. Such taxes may increase as property tax rates change and as the properties are assessed or reassessed by taxing authorities. An increase in property taxes on real property owned by the Fund could adversely affect the Fund’s results from operations and could decrease the value of that real property.

Investments in Non-U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-U.S. Securities Risk. Investments in non-U.S. securities are subject to the following risks.

General Risks of Investments in Non-U.S. Securities. Non-U.S. securities and real estate in which the Fund may invest give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

●	These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high or confiscatory tax levels, and limitations on the use or transfer of portfolio assets.
●	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
●	Foreign securities and real estate are often valued in currencies other than the U.S. dollar. Changes in currency exchange rates will affect the Fund’s or a Private Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of securities and real estate. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Private Fund’s investments to decline. Some foreign currencies are particularly volatile. Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings. If the Fund or a Private Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates. On the other hand, if the Fund or a Private Fund enters forward contracts for the purpose of increasing return, it may sustain losses.
●	Non-U.S. securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States. Foreign countries often lack uniform accounting, auditing and financial reporting and recordkeeping standards, and there may be less public information about their operations.

Geographic Concentration Risk. From time to time, based on market or economic conditions, a Private Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on a Private Fund’s performance. Investing in such a manner could cause a Private Fund’s performance to be more volatile than the performance of more geographically diverse funds. The economies and financial markets of certain countries or regions can be highly interdependent. Therefore, a decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another. The Fund expects its initial investments through Private Funds to be Private Funds investing in Italy and Spain.

Italy. Italy’s economy is globally competitive in the areas of business and financial services, agricultural and food production, fashion, design, tourism, and industrial production, including of vehicles and ships. Italy’s economy has experienced a gross domestic product growth decline in recent years. Factors weighing on private consumption and investment include inflation, which erodes real wage growth, tightening financial conditions, and the phasing out of measures adopted to mitigate the energy crisis induced by the war between Russia and Ukraine. Robust growth in the construction sector, which benefited from tax credits for eco-friendly renovation projects, as well as rebounds of the tourism and services sectors, helped drive a post-COVID expansion in 2022. Italy is one of the largest markets in the EU, with a diversified economy, and a skilled workforce. Italy’s economy the third largest in the EU and is dominated by small and medium-sized enterprises (firms with less than 250 employees).

Italy’s National Recovery and Resilience Plan (NRRP), which runs from 2021-2026, is funded by over €200 ($217) billion from EU funds to accelerate digital and green transitions and wide-ranging reforms addressing the Italian economy’s longstanding growth constraints – including a slow legal system, inefficient bureaucracy, and barriers to market competition – while promoting policies to address gender, youth, and regional disparities. To date, Italy has received €102 ($111) billion in EU grants and loans as part of the NRRP. Further disbursements will be dependent on Italy’s achievement of EU-agreed milestones and targets. The government has had difficulty, however, in spending the funds as quickly as planned due to a lack of administrative capacity, which is a systemic weakness the NRRP seeks to address through reforms of public administration.

The Italian government offers incentives to encourage private sector investment in targeted sectors and economically depressed regions, particularly in southern Italy. The incentives are available to eligible foreign investors as well. Incentives include grants, low-interest loans, and deductions and tax credits. Some incentive programs have a cost cap, which may prevent otherwise eligible companies from receiving the incentive benefits once the cap is reached. Italy provides an incentive for investments by small businesses in new machinery and capital equipment, available to eligible companies regardless of nationality. This investment incentive provides financing, subject to an annual cost cap. Sector-specific investment incentives are also available in targeted sectors. The government has renewed these benefits, extending them through 2027.

While foreign investors may obtain capital in local markets and have access to a variety of credit instruments, gaining access to equity capital in Italy is difficult. Italy has a relatively underdeveloped private-equity capital market and businesses have a long-standing preference for credit financing. The limited venture capital available is usually provided by established commercial banks and a handful of venture-capital funds. Italian firms remain overly reliant on bank financing, which discourages foreign investment. The Italian government has initiated some programs to encourage alternative forms of financing, including venture capital and corporate bonds.

Spain. Spanish gross domestic product growth has been strong among EU countries in recent years. Service-based industries, particularly those related to tourism, and energy-intensive industries remain most vulnerable to economic downturn. Spain’s key economic risks are high public debt levels, ballooning pension costs for its aging population, housing affordability, and stagnant productivity, though these areas are targets for government reforms. Next Generation EU recovery funds are designed to assist the Spanish economy, especially through digitalization and greening of the economy, to achieve long-term increases in productivity and growth. Spain’s credit ratings remain stable, and issuances of public debt – especially for green bonds – have been oversubscribed, reflecting strong appetite for investment in Spain. However, small- and medium-sized enterprises, which account for more than 99 percent of Spanish businesses, still have some difficulty accessing credit and rely heavily on bank financing. Small firms also experience more challenges accessing EU recovery funds.

Foreign direct investment played a significant role in modernizing the Spanish economy during the past 40 years. Foreign companies set up operations in large numbers to take advantage of Spain’s large domestic market, export possibilities, and growth potential. Spain’s automotive industry is mostly foreign-owned, and multinationals control half of the food production companies, one-third of chemical firms, and two-thirds of the cement sector. Foreign firms control about one-third of the insurance market. The Spanish government recognizes the value of foreign investment and sees it as a key part of its economic transformation and Spain’s continuing modernization. Spain continues to deepen its US foreign direct investment ties after Russia’s invasion of Ukraine. Spain offers investment opportunities in sectors and activities with significant added value and Spanish law permits 100 percent foreign ownership in investments (limits apply regarding audio-visual broadcast licenses and strategic sectors of the economy). In 2023, more than half of the total foreign investment in Spain (54.3 percent) went to the services sector, followed by the industrial sector (42.2 percent) and construction (3 percent). In 2023 the United States was the main foreign investor in Spain and had a gross direct investment in Spain of $8.78 billion, accounting for 28.8 percent of total investment flows.

In Spanish capital markets, credit is allocated on market terms, and foreign investors are eligible to receive credit in Spain. A large range of credit instruments are available through Spanish and international financial institutions. Many large Spanish companies rely on cross-holding arrangements and ownership stakes by banks rather than pure loans. These arrangements do not restrict foreign ownership. Several of the largest Spanish companies that engage in this practice are also publicly traded in the United States. There is a significant amount of portfolio investment in Spain, including by U.S. entities. Spain has an actively traded and liquid stock market, the IBEX 35.

Spain’s domestic housing crisis, which began in 2007, was linked to poor lending practices by Spanish savings banks. The government subsequently created a Fund for Orderly Bank Restructuring (FROB) through Royal Decree-law 9/2009, which restructured credit institutions to bolster capital and provisioning levels. The number of Spanish financial entities dropped significantly since 2009 through consolidation as banks have faced increased capital requirements and shrinking profit margins. The COVID-19 pandemic adversely affected the outlook for Spanish banks, though the government’s income support measures, fiscal support for ailing firms, and loan guarantees helped reduce the pressure on the sector. Given the Spanish banking system’s retail orientation, the Bank of Spain expects improving profitability in the context of rising interest rates and a favorable liquidity position, despite global instability in the banking system.

Emerging Markets Risks. The Fund may directly, or through Private Funds, invest in securities that may be located in developing or emerging markets, and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller and less developed than the major securities markets in the United States and other developed nations, and the Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. Securities of issuers in emerging market countries may have great volatility in currency exchange rates than issuers in developed countries. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries may have operating expenses that are higher than funds investing in other securities markets. Emerging market countries also may have different clearance and settlement procedures than in the U.S., including significantly longer settlement cycles for purchases and sales of securities, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when the Fund’s assets are uninvested and no return is earned thereon. The Fund’s inability to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Special Risks of Fund of Funds Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Fund of Funds Structure. The Fund has certain additional risks related to its “fund of funds” investment structure, including the following:

No Registration of Private Funds. Private Funds will generally not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Funds. In addition, such Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Private Fund manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. A Private Fund manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund.

Limits on Investments in Securities of Other Investment Companies. The Fund will comply with limitations in the Investment Company Act concerning investments in other investment companies, including investment in Private Funds. Generally, the Investment Company Act limits the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the Investment Company Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions.

Also consider that an investment company does not have a limitation on the amount of its investments in all other Private Funds (i.e., those not within the definitions of "investment company" under Section 3(a)(1) of the Investment Company Act) under Section 12 of the Investment Company Act. This includes private funds which are: (i) not holding out as being primarily engaged in investing, reinvesting or trading in securities, or (ii) are engaged in investing, reinvesting, owning, holding or trading in securities and have less than 40% of their total assets, on an unconsolidated basis, in “investment securities” as defined in the Investment Company Act), or are otherwise excluded from the definition of investment company under the Investment Company Act (e.g., by Section 3(c)(5)(C) of the 40 Act because they are primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate).

Further, the SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Private Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Fund may be able to invest directly with the Private Fund. By investing in Private Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund and, indirectly, similar expenses of the Private Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Funds directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Certain Private Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Private Funds and the Fund generally. Accordingly, a Private Fund manager with positive performance may receive performance-based compensation from the underlying Private Fund, and thus indirectly from the Fund and its shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Private Fund managers will range from 1.00% to 3.00% (annualized) of the average NAV of the Fund’s investment. In addition, certain Private Fund managers charge an incentive allocation or fee generally ranging from 15.00% to 35.00% of a Private Fund’s net profits, although it is possible that such ranges may be exceeded for certain underlying Private Fund managers. The performance-based compensation received by a Private Fund manager also may create an incentive for that manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Private Fund manager without independent oversight.

Privately-Owned Issuers. Privately owned issuers in which the Private Funds invest typically have little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the companies in which the Private Funds invest. Privately owned companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a privately held company and, in turn, on the Fund. Private companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Private Fund Managers Invest Independently. The Private Fund managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Private Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Private Funds selected by the Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Private Funds. Since the Fund may make additional investments in or affect withdrawals from a Private Funds only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase shares from shareholders. Private Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in a Private Fund, it may receive securities that are illiquid or difficult to value. See “Calculation of Net Asset Value.” In these circumstances, the Adviser does not intend to distribute securities to shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Valuation of Private Funds. While the valuations of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds are not publicly traded. As permitted by Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform fair value determinations relating to all of the Fund’s portfolio investments, including the Fund’s investments in the Private Funds. As the Valuation Designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations, which have been approved by the Fund’s Board of Trustees. The Adviser carries out its designated responsibilities as Valuation Designee through the valuation procedures, which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The fair valuations of a Private Fund may be based on information provided by the Private Funds or their respective administrators. For information about the value of the Fund’s investment in a Private Fund, the Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value the Shares accurately. Although the Adviser reviews the valuation procedures used by all Private Fund managers, neither the Adviser nor the administrator can confirm the accuracy of valuations provided by Private Funds or their administrators. APrivate Fund manager may face a conflict of interest in valuing such securities since their values will affect such manager’s compensation. Moreover, the fair valuation of the Fund’s investment in a Private Fund may vary from the value of the investment that may be obtained if such investment were sold to a third party.

High Portfolio Turnover. The Fund’s activities involve investment in the Private Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Private Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from a Private Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification of Private Funds. The Private Fund managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Private Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their underlying Private Fund managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Private Funds.

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Private Fund. This limitation on owning voting securities is intended to ensure that a Private Funds is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Private Funds, both by the Fund and other clients of the Adviser. To limit its voting interest in certain Private Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Funds. Other accounts managed by the Adviser may also waive its voting rights in a particular Private Fund (for example, to facilitate investment in small Private Funds determined to be attractive by the Adviser). Subject to the oversight of the Board, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Private Fund. Rights may not be waived or contractually limited for a Private Fund that does not provide an ongoing ability for follow-on investment, such as a Private Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Private Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Private Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Private Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of a Private Fund. In these circumstances, transactions between the Fund and a Private Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack of Control Over Private Fund Managers. Once the Adviser has selected Private Funds, the Adviser will have no control over the investment decisions made by any such Private Fund. Although the Adviser will evaluate regularly each Private Fund and its adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives, the Adviser will not have any control over the investments made by any Private Fund. Even though the Private Funds are subject to certain constraints, the advisers may change aspects of their investment strategies. The Private Fund’s advisers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds, which may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Funding Issues. A Private Fund’s results of operations, financial condition and business may be impacted by its ability to secure bank credit facilities (including term loans and revolving facilities), warehouse facilities and structured financing arrangements, public and private debt or bond issuances (including through securitizations), repurchase agreements and derivative instruments, in addition to transaction or asset specific funding arrangements and additional repurchase agreements on acceptable terms. A Private Fund may also rely on short-term financing that would be especially exposed to changes in availability. A Private Fund’s access to sources of financing will depend upon a number of factors, over which its has little or no control, including:

●	general economic or market conditions;
●	the market’s view of the quality of its assets;
●	the market’s perception of its growth potential; and
●	its current and potential future earnings and cash distributions.

Unfavorable economic conditions, such as those caused by the COVID-19 pandemic, or capital market conditions may increase a Private Fund’s funding costs, limit its access to the capital markets or could result in a decision by its potential lenders not to extend credit. An inability to successfully access the capital markets could limit a Private Fund’s ability to grow its business and fully execute its business strategy. In addition, any dislocation or weakness in the capital and credit markets could adversely affect a Private Fund’s lenders and could cause one or more of its lenders to be unwilling or unable to provide it with financing. In addition, as regulatory capital requirements imposed on a Private Fund’s lenders are increased, they may be required to limit, or increase the cost of, financing they provide to the Private Fund. In general, this could potentially increase a Private Fund’s financing costs and reduce its liquidity. There is no assurance that a Private Fund will be able to obtain financing on favorable terms or at all.

Lines of Credit. A Private Fund may seek to obtain one or more lines of credit in an effort to provide for a ready source of liquidity for any business purpose. There can be no assurances that a Private Fund will be able to obtain one or more lines of credit on financially reasonable terms or at all. Further, distributions may be subordinated to payments required in connection with any indebtedness contemplated thereby. A Private Fund may utilize a line of credit for the benefit of its affiliates that may invest alongside the Private Fund in one or more investments.

Credit Markets. Any adverse changes in the global credit markets could make it more difficult for a Private Fund to obtain favorable financing. A Private Fund’s ability to generate attractive investment returns for its shareholders will be adversely affected to the extent it is unable to obtain favorable financing terms. If a Private Fund is unable to obtain favorable financing terms, it may not be able to adequately leverage its portfolio, may face increased financing expenses or may face increased restrictions on its investment activities, any of which would negatively impact its performance.

Restrictive Covenants. When providing financing, a lender may impose restrictions on a Private Fund that affect its distribution and operating policies and its ability to obtain additional loans. Loan documents a Private Fund enters into may contain covenants that limit its ability to further mortgage or dispose of the property or discontinue insurance coverage. In addition, loan documents may limit a Private Fund’s ability to enter into or terminate certain operating or lease agreements related to the property. Loan documents may also require lender approval of certain actions and as a result of the lender’s failure to grant such approval, a Private Fund may not be able to take a course of action it deems most profitable. These or other limitations may adversely affect a Private Fund’s flexibility and its ability to make distributions.

Joint Ventures. A Private Fund may, directly or indirectly, enter into joint ventures to acquire properties and other assets. A Private Fund may also purchase and develop properties in joint ventures or in partnerships, co-tenancies or other co-ownership arrangements. Such investments may involve risks not otherwise present with other methods of investment, including, for example, the following risks: that the Private Fund’s co-venturer, co-tenant or partner in an investment could become insolvent or bankrupt; that such co-venturer, co-tenant or partner may at any time have economic or business interests or goals that are or that become inconsistent with the Private Fund’s business interests or goals; that such co-venturer, co-tenant or partner may be in a position to take action contrary to the Private Fund’s policies or objectives; or that disputes between the Private Fund and the co-venturer, co-tenant or partner may result in litigation or arbitration that would increase the Private Fund’s expenses and prevent the Private Fund’s Adviser from focusing its time and effort on the Private Fund’s operations.

Any of the above might subject a property to liabilities in excess of those contemplated and thus reduce returns on that investment and the value of the Fund’s investment.

Use of Leverage by Private Funds. In addition to any borrowing utilized by the Fund, the Private Funds in which the Fund invests may utilize financial leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Private Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing the Fund’s market exposure, magnifying investment risks, and may cause losses to be realized more quickly. Leverage may also cause the Fund’s NAV to be more volatile than if it had not been leveraged.

Possible Competition Between Private Funds and Between the Fund and the Private Funds. The Private Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Private Fund could increase the level of competition for the same trades that other Private Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Other Risks Related to the Fund’s Investment in Private Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Related to the Fund’s Investment in Private Funds. The Fund’s investment in Private Funds may include the following additional risks:

Preferred Securities Risk. There are various risks associated with investing in preferred securities in which the Fund may invest, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities. The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks.

Convertible Securities Risk. Convertible securities in which the Fund may invest are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. In addition, the Fund and Private Funds may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments and may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Inflation and Rising Interest Rates. Periods of high inflation and high interest rates, as well as periods of substantial volatility in interest rates could impact the value of investments made by the Fund directly or through a Private Fund. The value of certain investments can be expected to be extremely sensitive to changes in interest rates in the markets it operates. The Fund’s or a Private Fund’s investments will likely incur debt that bears interest at a variable rate. Accordingly, increases in interest rates would increase the interest costs of the Fund’s or a Private Fund’s investments, which could materially and adversely affect the results of operations and ability to pay amounts due on the outstanding debt.

Prepayment Risk and Redemption Risk. Debt investments may face prepayment risk and interest rate fluctuations that may adversely affect the Fund’s results of operations and financial condition. During periods of declining interest rates, the issuer of a security or borrower under a loan may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment of proceeds from such prepayment in lower yielding securities or loans, which may result in a decline in returns. Debt investments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. In addition, the market price of the Fund’s or a Private Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-rate debt investments generally rises. Conversely, during periods of rising interest rates, the market price of such investments generally declines. The magnitude of these fluctuations in the market price of debt investments is generally greater for securities with longer maturities. If the U.S. Federal Reserve or other relevant central banks increase benchmark interest rates, this could also negatively impact the price of debt instruments and could adversely affect the value of debt investments and the Fund’s NAV per Share.

Interest Rate Risk. The volatility of the global credit markets could make it more difficult to obtain favorable financing for investments. During periods of volatility, which often occur during economic downturns, generally credit spreads widen, interest rates rise, and investor demand for high yield debt declines. These trends result in reduced willingness by investment banks and other lenders to finance new investments and deterioration of available terms. If the overall cost of borrowing increases, either by increases in the index rates or by increases in lender spreads, the increased costs may result in future acquisitions generating lower overall economic returns and potentially reducing future cash flow available for distribution. Disruptions in the debt markets negatively impact the ability to borrow monies to finance the purchase of, or other activities related to, securities and other assets. If the Fund or a Private Fund is unable to borrow monies on terms and conditions that it finds acceptable, it likely will have to reduce the number of properties it can purchase, and the return on the properties it does purchase may be lower. In addition, a Private Fund may find it difficult, costly or impossible to refinance indebtedness that is maturing. Moreover, to the extent that such marketplace events are not temporary, they could have an adverse impact on the availability of credit to businesses generally and could lead to an overall weakening of the U.S. economy. As interest rates decrease, issuers may refinance loans, which will result in a reduction in the principal value of the loans and require the Fund or a Private Fund to reinvest cash at inopportune times. Conversely, as interest rates rise, borrowers may experience difficulty in making payments, resulting and delinquencies and defaults.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. There are various risks associated with investing in preferred securities in which the Fund may invest, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities. The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. Convertible securities in which the Fund may invest are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. In addition, the Fund and Private Funds may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments and may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Inflation and Rising Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation and Rising Interest Rates. Periods of high inflation and high interest rates, as well as periods of substantial volatility in interest rates could impact the value of investments made by the Fund directly or through a Private Fund. The value of certain investments can be expected to be extremely sensitive to changes in interest rates in the markets it operates. The Fund’s or a Private Fund’s investments will likely incur debt that bears interest at a variable rate. Accordingly, increases in interest rates would increase the interest costs of the Fund’s or a Private Fund’s investments, which could materially and adversely affect the results of operations and ability to pay amounts due on the outstanding debt.

Prepayment Risk and Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk and Redemption Risk. Debt investments may face prepayment risk and interest rate fluctuations that may adversely affect the Fund’s results of operations and financial condition. During periods of declining interest rates, the issuer of a security or borrower under a loan may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment of proceeds from such prepayment in lower yielding securities or loans, which may result in a decline in returns. Debt investments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. In addition, the market price of the Fund’s or a Private Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-rate debt investments generally rises. Conversely, during periods of rising interest rates, the market price of such investments generally declines. The magnitude of these fluctuations in the market price of debt investments is generally greater for securities with longer maturities. If the U.S. Federal Reserve or other relevant central banks increase benchmark interest rates, this could also negatively impact the price of debt instruments and could adversely affect the value of debt investments and the Fund’s NAV per Share.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation. These changes in government intervention may have adverse affects on investments, volatility, and illiquidity in debt markets.

Prepayment and Extension Risk. Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity. Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease. This is known as extension risk and may increase the Fund’s or a Private Fund’s sensitivity to rising rates and its potential for price declines.

Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or a Private Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund or a Private Fund may not be able to sell a security or close out a position in a timely manner. If this happens, the Fund or a Private Fund may be required to hold the security or keep the position open, and it could incur losses.

Duration Risk. The Fund and Private Funds may invest in securities of any maturity or duration. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Macro Hedge Fund Strategies Risk. The Fund or indirectly through certain Private Funds in which the Fund invests may invest in certain macro hedge fund strategies, including publicly traded equity and fixed-income securities, foreign currency transactions and foreign currency denominated debt securities, certain derivative instruments and commodities. There is a risk that the directional positions taken by macro hedge funds operating global macro strategies will not perform as expected resulting in investment losses. For example, a hedge fund may be positioned for a particular securities market to rise, if the securities market were to fall due to reasons not anticipated by the Private Fund’s investment manager, investment losses will be incurred by the Private Fund and the Fund.

Currency Risk. Changes in currency exchange rates may negatively affect the value of the Fund’s investments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks or other political developments in the United States or abroad. Fluctuations in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s or a Private Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Foreign Currency Transactions Risk. The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the Fund.

Foreign Currency Options Risk. The Fund’s investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other applicable foreign currency. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign Currency Futures Risk. The Fund’s investments in foreign currency futures include substantial risks. Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund or a Private Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Commodities Risk. Because of the Fund’s ability to invest in and/or obtain exposure to certain commodities, as well as related transportation companies and equipment manufacturers, the Fund is subject to risks associated with supply and demand risk (a decrease in the production of the commodity or the volume of the commodity available for transportation), depletion and exploration risk (risk that companies cannot expand their reserves of the commodity or discover new sources of supply of the commodity), operational and geological risk (risk of extracting the commodity or misrepresentation of geotechnical data about a commodity), regulatory risk, commodity pricing risk, and precious metals pricing metals risk.

Derivative Investments Risk. The Fund either directly or through its investment in a Private Fund, may invest in certain derivatives as part of its investments in equity securities, fixed income securities and macro hedge funds. Derivatives are subject to risks of investment losses and are speculative investments.

Derivatives Risk Generally. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, indexes, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund or a Private Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. If a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund, the Fund may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Equity Swaps and Related Transactions Risk. The Fund, or indirectly through investment in a Private Funds, may enter into equity swaps and equity caps, floors and collars in order to hedge against either a decline in the value of the securities included in the Fund’s or a Private Fund’s portfolio or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Equity swaps involve the exchange by the Fund or a Private Funds with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserves a certain return within a predetermined range of values.

The effective use of swaps and related transactions by the Fund or a Private Funds may depend, among other things, on their ability to terminate the transactions at times when the Adviser or the investment manager to a Private Funds deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund (or a Private Funds) and counterparties to the transactions, the Fund’s (or a Private Fund’s) ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund (or a Private Funds) does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Adviser or the investment manager of a Private Funds monitors the creditworthiness of counterparties to its equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund or the Private Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps with standardized documentation. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or the investment manager of a Private Fund is incorrect in its forecasts of market values, the investment performance of the Fund may be adversely affected. Moreover, even if the Adviser or the investment manager of a Private Fund is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged, which may result in investment losses to the Fund.

Futures Contracts Risk. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, equity or bond indexes; and (2) on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission (“CFTC”), foreign exchanges on single stocks and stock indexes or commodities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific currency, index, security, class of securities, or commodity at a specified future time and at a specified price. Futures contracts are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin. The sale of a futures contract creates a firm obligation by the Fund or a Private Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount).

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.

Options Risk. The Fund may invest in options for investment, hedging and risk management purposes. In order to hedge against adverse market shifts or to increase income or gain, the Fund or a Private Fund may purchase put and call options or write “covered” put and call options on securities, fixed income instruments, interest rates or currencies or on futures contracts on securities, stock indexes, interest rates or currencies. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. There can be no guarantee that the use of options will increase the Fund’s or a Private Fund’s return or income. Investments in options are considered to be speculative. When a Fund or a Private Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). When the Fund or a Private Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund or a Private Fund has written is exercised, the Fund or a Private Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund or a Private Fund has written expires unexercised, the Fund or a Private Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period. When the Fund or a Private Fund writes a call option on an index, it gives up the opportunity to profit from an increase in the market value of the index above the exercise price. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of writing securities index options will depend upon the extent to which price movements in the Fund’s or a Private Fund’s investment portfolio correlate with price movements of the securities index. The Fund or a Private Fund’s also risks losing all or part of the cash paid for purchasing put options.

Private Equity Investments Risk. The Fund may directly (or indirectly through Private Funds) invest in private equity investments. Private equity investments are typically made in private companies through privately negotiated transactions and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds in which the Fund or a Private Fund may invest are often organized as limited partnerships, as the most common vehicles for making private equity investments. The investments held by private equity funds made by the Fund or a Private Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be illiquid, and highly speculative. Private equity securities are generally not listed on a securities exchange. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy. The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Within the private equity investments, there are a number of significant risks, any one of which could cause an the Fund or a Private Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Private Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by a Private Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Private Fund and the Fund’s Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments, or that such investments will further the Fund in achieving its investment objectives.

Venture Capital and Growth Equity Strategies Risk. The Fund may invest in venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. These investments may be in early stages of formation (start-up) and development, or in early expansion stage of development. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience or experience in financial management or budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive industry position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Private Funds. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for financial or business success or that additional funds will be available from any source to continue or expand their business and operations. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for higher returns, they also bring with them correspondingly greater risks when compared to other investments in financially stable operating companies. Such investments may be illiquid and involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome and may cause the value of the company to decline substantially. Such investments could, in certain circumstances, subject the Fund or the Private Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Private Funds to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure and payment priority.

Buyout Strategies. The Fund may invest in securities of companies that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of the Fund or Private Funds to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Private Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

Private Credit Investments Risk. The Fund may invest in private credit investments directly (or indirectly through Private Funds). The Fund’s or a Private Fund’s private credit exposure is expected to include directly originated and privately negotiated financing solutions across a range of strategies and industries. Private credit investments may be comprised of a broad array of strategies and instruments, including alternative credit, liquid credit (including collateralized loan obligations), senior and junior debt, asset backed financings, structured credit, opportunistic credit, special situations, and hybrid capital solutions. Typically, private credit investments are in restricted securities that are not listed or traded in public markets and are subject to substantial holding periods, so that the Fund or a Private Fund may not be able to resell some of its holdings for extended periods, which may be several years. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Although private credit investments are typically senior to common stock and other equity securities in the capital structure, they are typically subordinated to large amounts of senior debt and are often unsecured. The Fund and the Private Funds may not be able to take steps that would be required to protect an investment in a timely manner and there can be no assurance that the rate of return objectives on any particular private credit investment will be achieved. Private credit investments are generally subject to various creditor risks, including the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, so-called lender liability claims by the issuer of the obligations and environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any borrower, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such company. Loans including collateralized loan obligations, may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to loans or collateralized loan obligation securities as a class. Asset-backed securities including structured finance investments generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities.

Technology Sector Investments Risk. The Fund may invest in various technology companies, including the following:

Technology Companies Risk. The technology companies in which the Fund invests directly or through investments in Private Funds are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services.

Further, certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. Technology companies in which the Fund or a Private Fund invests are not expected to be publicly traded or listed on any securities exchange. Accordingly, there may not be public information as to their share price, results of operations, earnings, debts or liabilities and risks, while companies that are publicly traded and listed on an exchange have more information available to investors to assess the company, its performance and risks. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Risks. Investing a substantial portion of the Fund’s or a Private Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s or a Private Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s or a Private Fund’s investments in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and marketing can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/ or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, artificial intelligence related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an artificial intelligence company’s products or services. Artificial intelligence companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the investment objectives of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.
●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. Investments in data infrastructure companies will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Technology Companies Risk. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Aerospace and Defense Companies Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (or foreign) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (or foreign) government budgets.

Energy Sector Risk. The Fund’s or a Private Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk. The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other foreign governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals and Synthetic Materials Industry Risk. Companies in the Chemicals Industry include companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

General Risks Related to Real Estate Investments. The Fund or a Private Fund’s investments in real estate include the following investment risks.

Risks Related to Commercial Real Estate and Real Estate-Related Assets. Commercial real estate and real estate-related assets in which the Fund may invest will be subject to the risks typically associated with real estate. The value of real estate may be adversely affected by a number of risks, including:

●	natural disasters such as hurricanes, earthquakes and floods;
●	acts of war or terrorism, including the consequences of war or terrorist attacks;
●	adverse changes in national and local economic and real estate conditions;
●	an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants;
●	changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws;
●	costs of remediation and liabilities associated with environmental conditions affecting properties; and
●	the potential for uninsured or underinsured property losses.

The value of a property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties.

Risks Related to Real Estate-Related Equity. The Fund may invest from time to time in non-controlling preferred equity positions, common equity and other real estate-related interests. Preferred equity investments generally rank junior to all existing and future indebtedness, including commercial mezzanine and mortgage loans, but rank senior to the owners’ common equity. Preferred equity investments typically pay a dividend rather than interest payments and often have the right for such dividends to accrue if there is insufficient cash flow to pay currently. These interests are not secured by the underlying real estate, but upon the occurrence of a default, the preferred equity provider typically has the right to effectuate a change of control with respect to the ownership of the property. In addition, equity investments may be illiquid or have limited liquidity due to lock-out periods, limited trading volume or other limitations or prohibitions against their transfer, sale, pledge or disposition, including any necessary registration with the SEC requiring coordination with the issuer for the sale of such securities. Investments in real estate-related equity securities will involve risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer. Issuers of real estate-related equity securities are subject to their own operating and other expenses and may be subject to a management fee and/or performance-based compensation (e.g., promote), which will be borne indirectly by equity holders. Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate.

Risks Related to Development and Construction Delays. Potential development and construction delays and resultant increased costs and risks may hinder a Private Fund’s operating results and decrease the Private Fund’s net income. A Private Fund may acquire unimproved real property or properties that are under development or construction. Investments in such properties will be subject to the uncertainties associated with the development and construction of real property, including those related to re-zoning land for development, environmental concerns of governmental entities and/or community groups and the Private Fund’s builders’ ability to build in conformity with plans, specifications, budgeted costs and timetables. If a builder fails to perform, the Private Fund may resort to legal action to rescind the purchase or the construction contract or to compel performance. A builder’s performance may also be affected or delayed by conditions beyond the builder’s control. Delays in completing construction could also give tenants the right to terminate preconstruction leases. The Private Fund may incur additional risks when it makes periodic progress payments or other advances to builders before they complete construction. These and other factors can result in increased costs of a project or loss of the Private Fund’s investment. In addition, the Underlying will be subject to normal lease-up risks relating to newly constructed projects. The Private Fund also must rely on rental income and expense projections and estimates of the fair market value of property upon completion of construction when agreeing upon a purchase price at the time the Private Fund acquires the property. If the Private Fund’s projections are inaccurate, it may pay too much for a property, and the return on its investment could suffer. In addition, to the extent a Private Fund makes or acquires loans to finance construction or renovation projects, risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans it makes or acquires may materially adversely affect its investment.

Risks Related to Uninsured Property Loss and Damage. A Private Fund may experience material losses related to its properties arising from natural disasters, such as extreme weather events, climate change, earthquakes or floods, and acts of God, vandalism or other crime, faulty construction or accidents, fire, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, acts of terrorism or other catastrophes. Insurance policies on a Private Fund’s properties may include some coverage for losses that are generally catastrophic in nature, such as losses due to terrorism, earthquakes and floods, but there is no assurance that such policies will be adequate to cover all losses and some policies will be insured subject to limitations involving large deductibles or co-payments and policy limits that may not be sufficient to cover losses. In general, losses related to terrorism are becoming harder and more expensive to insure against. In some cases, the insurers exclude terrorism, in others the coverage against terrorist acts is limited, or available only for a significant price. A similar dynamic has been unfolding with respect to certain weather and fire events, with insurers excluding certain investments that have high risk of weather, earthquake or fire events. As the effects of climate change increase, it is expected that the frequency and impact of weather and climate related events and conditions could increase as well. As a result, not all investments may be insured against terrorism, weather or fire. If a Private Fund or one or more of its tenants experience a loss that is uninsured or that exceeds policy limits, the Private Fund could lose the capital invested in the damaged properties as well as the anticipated future cash flows from those properties. In addition, if the damaged properties are subject to recourse indebtedness, the Private Fund would continue to be liable for the indebtedness, even if these properties were irreparably damaged. Certain of these events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Private Fund.

Risks Related to Supply Chain Disruptions. Supply chain disruptions could create unexpected renovation or maintenance costs or delays and/or could impact tenants’ businesses, any of which could materially adversely affect a Private Fund’s results of operations. The construction and building industry, similar to many other industries, has recently experienced worldwide supply chain disruptions due to a multitude of factors that are beyond a Private Fund’s control, including the effects of pandemics or epidemics, and such disruptions may continue to occur regionally or internationally. Materials, parts and labor have also increased in cost over the recent past, sometimes significantly and over a short period of time. Although a Private Fund generally does not intend to engage in large-scale development projects, small-scale construction projects, such as building renovations and maintenance or tenant improvements that may be required under leases may be routine and necessary. A Private Fund may incur costs for a property renovation or maintenance that exceeds its original estimates due to increased costs for materials or labor or other costs that are unexpected. A Private Fund also may be unable to complete renovation of a property or tenant space on schedule due to supply chain disruptions or labor shortages. Some tenants may have the right to terminate their leases if a renovation project is not completed on time. In addition, tenants’ businesses may also be affected by supply chain issues, which could impact their ability to meet their obligations under their leases.

Certain Additional Risks Related to Real Estate Investments. The Fund’s or a Private Fund’s investments in real estate rental properties may include certain additional risks as follows:

Risks Related to Rental Rates. The actual rents a Private Fund may receive for the properties in its portfolio may be less than estimated market rents, and the Private Fund may experience a decline in realized rental rates from time to time, which could adversely affect its financial condition. As a result of potential factors, including competitive pricing pressure in a Private Fund’s markets, a general economic downturn and the desirability of the Private Fund’s properties compared to other properties in the Private Fund’s markets, the Private Fund may be unable to realize its estimated market rents across the properties in its portfolio. In addition, depending on market rental rates at any given time as compared to expiring leases in its portfolio, from time to time rental rates for expiring leases may be higher than starting rental rates for new leases.  If the Private Fund is unable to obtain sufficient rental rates across its portfolio, then the Private Fund’s ability to generate cash flow growth will be negatively impacted.

Risks Related to Properties with Significant Vacancies. Properties that have significant vacancies could be difficult to sell, which could diminish the return on these properties. A property may incur vacancies either by the expiration of tenant leases or the continued default of tenants under their leases. If vacancies continue for a long period of time, the Private Fund may suffer reduced revenues resulting in less cash available for distribution to its investors.  In addition, the resale value of the property could be diminished because the market value of the Private Fund’s properties will depend principally upon the value of the cash flow generated by the leases associated with that property. Such a reduction in the resale value of a property could also reduce the value of the Private Fund.

Further, a decline in general economic conditions in the markets in which the Private Fund’s investments are located could lead to an increase in tenant defaults, lower rental rates and less demand for commercial real estate space in those markets. As a result of these trends, the Private Fund may be more inclined to provide leasing incentives to the tenants in order to compete in a more competitive leasing environment. Such trends may result in reduced revenue and lower resale value of properties, which may reduce the Private Fund’s returns.

Risks Related to Long-Term Leases. A Private Fund may enter into long-term leases with tenants in certain properties, which may not result in fair market rental rates over time. An investment manager on behalf of a Private Fund may enter into long-term leases with tenants of certain of the Private Fund’s properties, or include renewal options that specify a maximum rate increase. These leases would provide for rent to increase over time; however, if the investment manager does not accurately judge the potential for increases in market rental rates, it may set the terms of these long-term leases at levels such that, even after contractual rent increases, the rent under its long-term leases is less than then-current market rates. Further, the investment manager may have no ability to terminate those leases or to adjust the rent to then-prevailing market rates. As a result, the Private Fund’s cash available for distribution could be lower than if the Private Fund did not enter into long-term leases.

Risks Related to Competition, Lease Renewal and Other Factors. Numerous residential communities compete with the Private Fund in attracting residents to lease apartments, and additional communities can be expected to be built in the markets in which the ownership interests in individual real estate assets, multi-property portfolios, joint ventures and operating companies are located. The number and quality of competitive communities in a particular area will have a material effect on the ability to lease apartment homes at existing communities or newly acquired communities and on the rents charged. In addition, when leases of apartments expire, the leases may not be renewed, the related apartment may not be re-let promptly or the terms of renewal or re-letting may be less favorable than the terms of the expiring leases. If the leases are not promptly renewed or re-let or if the renewal rates are significantly lower than expected rates, then the Private Fund’s results of operations and financial condition would be adversely affected. Consequently, the Private Fund’s cash flow and ability to make distributions would be reduced. Lease terms may be seasonal for certain types of housing, and this may affect a Private Fund’s cash flow from these properties.

Additionally, student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing a Private Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of a Private Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Private Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Further, the commercial and residential moving and storage facility industry is highly cyclical, and these companies are dependent on a number of factors that may have a negative impact on their operating results, including but not limited to general economic uncertainty, volatility in the housing markets and commercial real estate. The risks associated with these factors are heightened when the U.S. economy is weakened. Some of the principal risks during such times are as follows: low overall moving levels, which may impair demand for storage facilities; customers with credit issues and cash flow problems; changing moving patterns resulting from pandemics to volatile real estate prices, resulting in an imbalance between facilities capacity and customer demand; customers bidding out moving expenses or selecting competitors that offer lower rates, in an attempt to lower their costs, forcing facilities to lower rental rates or lose customers; and budgetary constraints on state and local municipalities pausing government office relocations and planned moves.

Economic conditions that decrease moving demand or increase the supply of capacity in the commercial and residential moving industry can exert downward pressure on rental rates and equipment utilization, thereby decreasing asset productivity. Reduced moving demand may also reduce the demand for short-term and long-term offsite storage facilities. A prolonged recession or general economic instability could result in declines in facilities results of operations, which declines may be material.

Risks Related to Dependency on Lease Revenue and Lease Defaults. A Private Fund may depend on tenants for its revenue, and lease defaults or terminations could reduce its net income and limit its ability to make distributions to its investors. The success of a Private Fund’s investments materially depends on the financial stability of the tenants. A default or termination by a tenant on its lease payments would cause the Private Fund to lose the revenue associated with such lease and require the Private Fund’s investment manager to find an alternative source of revenue to meet mortgage payments and prevent a foreclosure, if the property is subject to a mortgage. In the event of a tenant default or bankruptcy, the Private Fund may experience delays in enforcing the Private Fund’s rights as landlord and may incur substantial costs in protecting the Private Fund’s investment and re-leasing the Private Fund’s property. If a tenant defaults on or terminates a lease, the investment manager may be unable to lease the property for the rent previously received or sell the property without incurring a loss.

Risks of Environmental Liabilities. A Private Fund is exposed to environmental liabilities with respect to properties to which it takes title. In the course of a Private Fund’s business, the Private Fund may take title to real estate, and, if the Private Fund does take title, the Private Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Private Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Private Fund ever becomes subject to significant environmental liabilities, the Private Fund’s financial condition could be materially and adversely affected.

Risks Related to Costs Associated with Government Laws and Regulations. Costs imposed pursuant to governmental laws and regulations may reduce a Private Fund’s net income and the cash available for distributions to its investors. Real property and the operations conducted on real property are subject to federal, state and local laws and regulations relating to protection of the environment and human health. A Private Fund could be subject to liability in the form of fines, penalties or damages for noncompliance with these laws and regulations. These laws and regulations generally govern wastewater discharges, air emissions, the operation and removal of underground and above-ground storage tanks, the use, storage, treatment, transportation and disposal of solid and hazardous materials, the remediation of contamination associated with the release or disposal of solid and hazardous materials, the presence of toxic building materials and other health and safety-related concerns.

Some of these laws and regulations may impose joint and several liability on the tenants, owners or operators of real property for the costs to investigate or remediate contaminated properties, regardless of fault, whether the contamination occurred prior to purchase, or whether the acts causing the contamination were legal. Activities of the Private Fund’s tenants, the condition of properties at the time the Private Fund acquires them, operations in the vicinity of the Private Fund’s properties, such as the presence of underground storage tanks, or activities of unrelated third parties may affect the Private Fund’s properties.

The presence of hazardous substances, or the failure to properly manage or remediate these substances, may hinder the Private Fund’s ability to sell, rent or pledge such property as collateral for future borrowings. Any material expenditures, fines, penalties or damages the Private Fund must pay will reduce the Private Fund’s ability to make distributions and may reduce the value of the Private Fund.

Regulations may be promulgated that could restrict or curtail certain usages of existing structures or require that such structures be renovated or altered in some manner. The promulgation and enforcement of such regulations could increase expenses, and lower the income or rate of return, as well as adversely affect the value of any of the Private Fund’s investments. Operators are also subject to laws governing their relationship with employees, including minimum wage requirements, overtime, working conditions and work permit requirements. Compliance with, or changes in, these laws could reduce the revenue and profitability of the Private Fund. In addition, regulation of the leasing of residential property by many state and local governments includes controls over rents that may be charged to tenants. Such regulations often impose limits on rent increases and may require that properties comply with specified requirements as a precondition for rent increases.

Additionally, the Private Fund’s properties may be subject to takings or eminent domain by the government. Any such exercise of eminent domain would allow the Private Fund to recover only the fair value of the affected properties. “Fair value” could be substantially less than the real market value of the Private Fund’s internal assessment of value of the property for a number of years, and the Private Fund could effectively have no profit potential from properties acquired by the government through eminent domain. Finally, raw materials and labor required for construction may increase in cost beyond current expectations.  Specifically, the impact of ongoing tariff negotiations may impact the cost of raw materials needed for construction.

Risks Related to Costs Associated with Defending Claims of Environmental Liability, Environmental Regulatory Requirements, Remediating Any Contaminated Property or of Paying Personal Injury of Other Damage Claims. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property or of paying personal injury or other damage claims could reduce the amounts available for distributions to a Private Fund’s investors. Under various laws, ordinances and regulations, a current or previous real property owner or operator may be liable for the cost of removing or remediating hazardous or toxic substances on, under or in such property. These costs could be substantial. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. Environmental laws also may impose liens on property or restrictions on the manner in which property may be used or businesses may be operated, and these restrictions may require substantial expenditures or prevent the Private Fund from entering into leases with prospective tenants that may be impacted by such laws. Environmental laws provide for sanctions for noncompliance and may be enforced by governmental agencies or, in certain circumstances, by private parties. Certain environmental laws and common law principles could be used to impose liability for the release of and exposure to hazardous substances, including asbestos-containing materials and lead-based paint. Third parties may seek recovery from real property owners or operators for personal injury or property damage associated with exposure to released hazardous substances and governments may seek recovery for natural resource damage. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property, or of paying personal injury, property damage or natural resource damage claims could reduce the amounts available for distribution to the Private Fund’s investors.

Risk of Default By Purchasers of Property. If a Private Fund sells a property by providing financing to the purchaser, it will bear the risk of default by the purchaser, which could delay or reduce the distributions available to the Private Fund. If a Private Fund decides to sell any of its properties, it intends to use its best efforts to sell them for cash; however, in some instances, it may sell its properties by providing financing to purchasers. When it provides financing to a purchaser, it will bear the risk that the purchaser may default, which could reduce its cash distributions to its investors.  Even in the absence of a purchaser default, the distribution of the proceeds of the sale to Private Fund’s investors, or the reinvestment of the proceeds in other assets, will be delayed until the promissory note or other property it may accept upon a sale are actually paid, sold, refinanced or otherwise disposed.

Risk of Competition with Third Parties in Acquiring Properties and Other Investments. Competition with third parties in acquiring properties and other investments may reduce a Private Fund’s profitability and the return on the Private Fund’s investment. A Private Fund has significant competition with respect to its acquisition of properties and other investments with many other companies, including insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Private Fund’s investment manager. The Private Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Private Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, investors may experience a lower return on their investment. Additional funds with similar investment objectives may be formed in the future by other unrelated parties and further consolidations may occur.  In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Private Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, the investors may experience a lower return on their investment.  The success of the Private Fund will depend on the ability of the professionals of the investment manager and the General Partner to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of a sufficient number of suitable investments. There can be no assurance that the Private Fund will be able to locate, complete and exit investments that satisfy the Private Fund’s rate of return objectives, or realize upon their values.

Risk of Lack of Efficient Alternative Uses for Properties. Certain property types or portfolios of properties that a Private Fund acquires may not have efficient alternative uses and the Private Fund’s investment manager may have difficulty leasing them to new tenants and/or have to make significant capital expenditures to them to do so. Certain property types can be difficult to lease to new tenants, should the current tenant terminate or choose not to renew its lease.  These properties generally have received significant tenant-specific improvements and only very specific tenants may be able to use such improvements, making the properties very difficult to re-lease in their current condition. Additionally, an interested tenant may demand that, as a condition of executing a lease for the property, the property managers finance and construct significant improvements so that the tenant could use the property. This expense may decrease cash available for distribution, as the Private Fund may be required to (i) pay for the improvements up-front or (ii) finance the improvements at potentially unattractive terms.

Risk of Foreclosure. It is contemplated that the gross revenues to be derived from the operation of the investments will be sufficient to cover the expenses of maintaining and operating the investments, including servicing any applicable debt financing.  However, no assurance exists that such gross revenues will always be sufficient to cover such expenses. Failure by the revenues generated by the investments to meet the obligations under any applicable debt financing could result in loss of the investments through foreclosure and, thus, the investors losing their investment. Moreover, many forms of debt financing will have terms that will require a substantial “balloon payment” at maturity.  It is anticipated that the investments will be sold or refinanced at or prior to the time of the maturity.  The ability to repay any debt financing will be dependent upon the ability to sell the investments for more than the balloon amount or to obtain adequate refinancing at the respective due date.  Failure to sell the investments or to obtain the necessary refinancing when needed could result in a foreclosure of the investments.

Renovation Risks and Investments in Land, Development and Redevelopment. The renovation of residential apartments and related properties involves risks associated with the construction and renovation of real property, including the possibility of construction and renovation cost overruns and delays due to various factors (including inclement weather, labor or material shortages and the unavailability of construction and permanent financing) and market or site deterioration after acquisition or renovation. Any unanticipated delays or expenses in connection with the renovation of properties could have an adverse effect on the results of operations and financial condition of a Private Fund. The Private Fund, in addition to implementing a comprehensive renovation strategy, is expected to make additional investments in certain opportunistic assets or developments when the Private Fund’s investment manager believes that this strategy is prudent for the specific market conditions and capital requirements. Such additional investments may include the Private Fund acquiring direct or indirect interests in undeveloped land or underdeveloped real property (which may often be non-income producing), real estate developments or redevelopments.  To the extent that the Private Fund invests in such assets or activities, it will be subject to the risks normally associated with such assets and development activities. Such risks include risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of the Private Fund, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development or redevelopment activities once undertaken, any of which could have an adverse effect on the Private Fund. Properties under development or properties acquired for development may receive little or no cash flow from the date of acquisition through the date of completion of development and may continue to experience operating deficits after the date of completion. In addition, market conditions may change during the course of development that make such development less attractive than at the time it was commenced.

Real Estate Tax Risk. Real property owned directly or indirectly by the Fund, including through the Private Funds, likely will be subject to real property taxes and in some instances, personal property taxes. Such taxes may increase as property tax rates change and as the properties are assessed or reassessed by taxing authorities. An increase in property taxes on real property owned by the Fund could adversely affect the Fund’s results from operations and could decrease the value of that real property.

Investments in Non-U.S. Securities Risk. Investments in non-U.S. securities are subject to the following risks.

General Risks of Investments in Non-U.S. Securities. Non-U.S. securities and real estate in which the Fund may invest give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

●	These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high or confiscatory tax levels, and limitations on the use or transfer of portfolio assets.
●	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
●	Foreign securities and real estate are often valued in currencies other than the U.S. dollar. Changes in currency exchange rates will affect the Fund’s or a Private Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of securities and real estate. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Private Fund’s investments to decline. Some foreign currencies are particularly volatile. Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings. If the Fund or a Private Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates. On the other hand, if the Fund or a Private Fund enters forward contracts for the purpose of increasing return, it may sustain losses.
●	Non-U.S. securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States. Foreign countries often lack uniform accounting, auditing and financial reporting and recordkeeping standards, and there may be less public information about their operations.

Geographic Concentration Risk. From time to time, based on market or economic conditions, a Private Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on a Private Fund’s performance. Investing in such a manner could cause a Private Fund’s performance to be more volatile than the performance of more geographically diverse funds. The economies and financial markets of certain countries or regions can be highly interdependent. Therefore, a decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another. The Fund expects its initial investments through Private Funds to be Private Funds investing in Italy and Spain.

Italy. Italy’s economy is globally competitive in the areas of business and financial services, agricultural and food production, fashion, design, tourism, and industrial production, including of vehicles and ships. Italy’s economy has experienced a gross domestic product growth decline in recent years. Factors weighing on private consumption and investment include inflation, which erodes real wage growth, tightening financial conditions, and the phasing out of measures adopted to mitigate the energy crisis induced by the war between Russia and Ukraine. Robust growth in the construction sector, which benefited from tax credits for eco-friendly renovation projects, as well as rebounds of the tourism and services sectors, helped drive a post-COVID expansion in 2022. Italy is one of the largest markets in the EU, with a diversified economy, and a skilled workforce. Italy’s economy the third largest in the EU and is dominated by small and medium-sized enterprises (firms with less than 250 employees).

Italy’s National Recovery and Resilience Plan (NRRP), which runs from 2021-2026, is funded by over €200 ($217) billion from EU funds to accelerate digital and green transitions and wide-ranging reforms addressing the Italian economy’s longstanding growth constraints – including a slow legal system, inefficient bureaucracy, and barriers to market competition – while promoting policies to address gender, youth, and regional disparities. To date, Italy has received €102 ($111) billion in EU grants and loans as part of the NRRP. Further disbursements will be dependent on Italy’s achievement of EU-agreed milestones and targets. The government has had difficulty, however, in spending the funds as quickly as planned due to a lack of administrative capacity, which is a systemic weakness the NRRP seeks to address through reforms of public administration.

The Italian government offers incentives to encourage private sector investment in targeted sectors and economically depressed regions, particularly in southern Italy. The incentives are available to eligible foreign investors as well. Incentives include grants, low-interest loans, and deductions and tax credits. Some incentive programs have a cost cap, which may prevent otherwise eligible companies from receiving the incentive benefits once the cap is reached. Italy provides an incentive for investments by small businesses in new machinery and capital equipment, available to eligible companies regardless of nationality. This investment incentive provides financing, subject to an annual cost cap. Sector-specific investment incentives are also available in targeted sectors. The government has renewed these benefits, extending them through 2027.

While foreign investors may obtain capital in local markets and have access to a variety of credit instruments, gaining access to equity capital in Italy is difficult. Italy has a relatively underdeveloped private-equity capital market and businesses have a long-standing preference for credit financing. The limited venture capital available is usually provided by established commercial banks and a handful of venture-capital funds. Italian firms remain overly reliant on bank financing, which discourages foreign investment. The Italian government has initiated some programs to encourage alternative forms of financing, including venture capital and corporate bonds.

Spain. Spanish gross domestic product growth has been strong among EU countries in recent years. Service-based industries, particularly those related to tourism, and energy-intensive industries remain most vulnerable to economic downturn. Spain’s key economic risks are high public debt levels, ballooning pension costs for its aging population, housing affordability, and stagnant productivity, though these areas are targets for government reforms. Next Generation EU recovery funds are designed to assist the Spanish economy, especially through digitalization and greening of the economy, to achieve long-term increases in productivity and growth. Spain’s credit ratings remain stable, and issuances of public debt – especially for green bonds – have been oversubscribed, reflecting strong appetite for investment in Spain. However, small- and medium-sized enterprises, which account for more than 99 percent of Spanish businesses, still have some difficulty accessing credit and rely heavily on bank financing. Small firms also experience more challenges accessing EU recovery funds.

Foreign direct investment played a significant role in modernizing the Spanish economy during the past 40 years. Foreign companies set up operations in large numbers to take advantage of Spain’s large domestic market, export possibilities, and growth potential. Spain’s automotive industry is mostly foreign-owned, and multinationals control half of the food production companies, one-third of chemical firms, and two-thirds of the cement sector. Foreign firms control about one-third of the insurance market. The Spanish government recognizes the value of foreign investment and sees it as a key part of its economic transformation and Spain’s continuing modernization. Spain continues to deepen its US foreign direct investment ties after Russia’s invasion of Ukraine. Spain offers investment opportunities in sectors and activities with significant added value and Spanish law permits 100 percent foreign ownership in investments (limits apply regarding audio-visual broadcast licenses and strategic sectors of the economy). In 2023, more than half of the total foreign investment in Spain (54.3 percent) went to the services sector, followed by the industrial sector (42.2 percent) and construction (3 percent). In 2023 the United States was the main foreign investor in Spain and had a gross direct investment in Spain of $8.78 billion, accounting for 28.8 percent of total investment flows.

In Spanish capital markets, credit is allocated on market terms, and foreign investors are eligible to receive credit in Spain. A large range of credit instruments are available through Spanish and international financial institutions. Many large Spanish companies rely on cross-holding arrangements and ownership stakes by banks rather than pure loans. These arrangements do not restrict foreign ownership. Several of the largest Spanish companies that engage in this practice are also publicly traded in the United States. There is a significant amount of portfolio investment in Spain, including by U.S. entities. Spain has an actively traded and liquid stock market, the IBEX 35.

Spain’s domestic housing crisis, which began in 2007, was linked to poor lending practices by Spanish savings banks. The government subsequently created a Fund for Orderly Bank Restructuring (FROB) through Royal Decree-law 9/2009, which restructured credit institutions to bolster capital and provisioning levels. The number of Spanish financial entities dropped significantly since 2009 through consolidation as banks have faced increased capital requirements and shrinking profit margins. The COVID-19 pandemic adversely affected the outlook for Spanish banks, though the government’s income support measures, fiscal support for ailing firms, and loan guarantees helped reduce the pressure on the sector. Given the Spanish banking system’s retail orientation, the Bank of Spain expects improving profitability in the context of rising interest rates and a favorable liquidity position, despite global instability in the banking system.

Emerging Markets Risks. The Fund may directly, or through Private Funds, invest in securities that may be located in developing or emerging markets, and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller and less developed than the major securities markets in the United States and other developed nations, and the Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. Securities of issuers in emerging market countries may have great volatility in currency exchange rates than issuers in developed countries. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries may have operating expenses that are higher than funds investing in other securities markets. Emerging market countries also may have different clearance and settlement procedures than in the U.S., including significantly longer settlement cycles for purchases and sales of securities, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when the Fund’s assets are uninvested and no return is earned thereon. The Fund’s inability to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Special Risks of Fund of Funds Structure. The Fund has certain additional risks related to its “fund of funds” investment structure, including the following:

No Registration of Private Funds. Private Funds will generally not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Funds. In addition, such Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Private Fund manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. A Private Fund manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund.

Limits on Investments in Securities of Other Investment Companies. The Fund will comply with limitations in the Investment Company Act concerning investments in other investment companies, including investment in Private Funds. Generally, the Investment Company Act limits the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the Investment Company Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions.

Also consider that an investment company does not have a limitation on the amount of its investments in all other Private Funds (i.e., those not within the definitions of "investment company" under Section 3(a)(1) of the Investment Company Act) under Section 12 of the Investment Company Act. This includes private funds which are: (i) not holding out as being primarily engaged in investing, reinvesting or trading in securities, or (ii) are engaged in investing, reinvesting, owning, holding or trading in securities and have less than 40% of their total assets, on an unconsolidated basis, in “investment securities” as defined in the Investment Company Act), or are otherwise excluded from the definition of investment company under the Investment Company Act (e.g., by Section 3(c)(5)(C) of the 40 Act because they are primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate).

Further, the SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 under the Investment Company Act permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Private Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Fund may be able to invest directly with the Private Fund. By investing in Private Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund and, indirectly, similar expenses of the Private Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Funds directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Certain Private Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Private Funds and the Fund generally. Accordingly, a Private Fund manager with positive performance may receive performance-based compensation from the underlying Private Fund, and thus indirectly from the Fund and its shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Private Fund managers will range from 1.00% to 3.00% (annualized) of the average NAV of the Fund’s investment. In addition, certain Private Fund managers charge an incentive allocation or fee generally ranging from 15.00% to 35.00% of a Private Fund’s net profits, although it is possible that such ranges may be exceeded for certain underlying Private Fund managers. The performance-based compensation received by a Private Fund manager also may create an incentive for that manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Private Fund manager without independent oversight.

Privately-Owned Issuers. Privately owned issuers in which the Private Funds invest typically have little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the companies in which the Private Funds invest. Privately owned companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a privately held company and, in turn, on the Fund. Private companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Private Fund Managers Invest Independently. The Private Fund managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Private Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Private Funds selected by the Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Private Funds. Since the Fund may make additional investments in or affect withdrawals from a Private Funds only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase shares from shareholders. Private Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in a Private Fund, it may receive securities that are illiquid or difficult to value. See “Calculation of Net Asset Value.” In these circumstances, the Adviser does not intend to distribute securities to shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Valuation of Private Funds. While the valuations of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds are not publicly traded. As permitted by Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform fair value determinations relating to all of the Fund’s portfolio investments, including the Fund’s investments in the Private Funds. As the Valuation Designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations, which have been approved by the Fund’s Board of Trustees. The Adviser carries out its designated responsibilities as Valuation Designee through the valuation procedures, which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The fair valuations of a Private Fund may be based on information provided by the Private Funds or their respective administrators. For information about the value of the Fund’s investment in a Private Fund, the Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value the Shares accurately. Although the Adviser reviews the valuation procedures used by all Private Fund managers, neither the Adviser nor the administrator can confirm the accuracy of valuations provided by Private Funds or their administrators. APrivate Fund manager may face a conflict of interest in valuing such securities since their values will affect such manager’s compensation. Moreover, the fair valuation of the Fund’s investment in a Private Fund may vary from the value of the investment that may be obtained if such investment were sold to a third party.

High Portfolio Turnover. The Fund’s activities involve investment in the Private Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Private Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from a Private Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification of Private Funds. The Private Fund managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Private Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their underlying Private Fund managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Private Funds.

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Private Fund. This limitation on owning voting securities is intended to ensure that a Private Funds is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Private Funds, both by the Fund and other clients of the Adviser. To limit its voting interest in certain Private Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Funds. Other accounts managed by the Adviser may also waive its voting rights in a particular Private Fund (for example, to facilitate investment in small Private Funds determined to be attractive by the Adviser). Subject to the oversight of the Board, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Private Fund. Rights may not be waived or contractually limited for a Private Fund that does not provide an ongoing ability for follow-on investment, such as a Private Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Private Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Private Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Private Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of a Private Fund. In these circumstances, transactions between the Fund and a Private Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack of Control Over Private Fund Managers. Once the Adviser has selected Private Funds, the Adviser will have no control over the investment decisions made by any such Private Fund. Although the Adviser will evaluate regularly each Private Fund and its adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives, the Adviser will not have any control over the investments made by any Private Fund. Even though the Private Funds are subject to certain constraints, the advisers may change aspects of their investment strategies. The Private Fund’s advisers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds, which may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Funding Issues. A Private Fund’s results of operations, financial condition and business may be impacted by its ability to secure bank credit facilities (including term loans and revolving facilities), warehouse facilities and structured financing arrangements, public and private debt or bond issuances (including through securitizations), repurchase agreements and derivative instruments, in addition to transaction or asset specific funding arrangements and additional repurchase agreements on acceptable terms. A Private Fund may also rely on short-term financing that would be especially exposed to changes in availability. A Private Fund’s access to sources of financing will depend upon a number of factors, over which its has little or no control, including:

●	general economic or market conditions;
●	the market’s view of the quality of its assets;
●	the market’s perception of its growth potential; and
●	its current and potential future earnings and cash distributions.

Unfavorable economic conditions, such as those caused by the COVID-19 pandemic, or capital market conditions may increase a Private Fund’s funding costs, limit its access to the capital markets or could result in a decision by its potential lenders not to extend credit. An inability to successfully access the capital markets could limit a Private Fund’s ability to grow its business and fully execute its business strategy. In addition, any dislocation or weakness in the capital and credit markets could adversely affect a Private Fund’s lenders and could cause one or more of its lenders to be unwilling or unable to provide it with financing. In addition, as regulatory capital requirements imposed on a Private Fund’s lenders are increased, they may be required to limit, or increase the cost of, financing they provide to the Private Fund. In general, this could potentially increase a Private Fund’s financing costs and reduce its liquidity. There is no assurance that a Private Fund will be able to obtain financing on favorable terms or at all.

Lines of Credit. A Private Fund may seek to obtain one or more lines of credit in an effort to provide for a ready source of liquidity for any business purpose. There can be no assurances that a Private Fund will be able to obtain one or more lines of credit on financially reasonable terms or at all. Further, distributions may be subordinated to payments required in connection with any indebtedness contemplated thereby. A Private Fund may utilize a line of credit for the benefit of its affiliates that may invest alongside the Private Fund in one or more investments.

Credit Markets. Any adverse changes in the global credit markets could make it more difficult for a Private Fund to obtain favorable financing. A Private Fund’s ability to generate attractive investment returns for its shareholders will be adversely affected to the extent it is unable to obtain favorable financing terms. If a Private Fund is unable to obtain favorable financing terms, it may not be able to adequately leverage its portfolio, may face increased financing expenses or may face increased restrictions on its investment activities, any of which would negatively impact its performance.

Restrictive Covenants. When providing financing, a lender may impose restrictions on a Private Fund that affect its distribution and operating policies and its ability to obtain additional loans. Loan documents a Private Fund enters into may contain covenants that limit its ability to further mortgage or dispose of the property or discontinue insurance coverage. In addition, loan documents may limit a Private Fund’s ability to enter into or terminate certain operating or lease agreements related to the property. Loan documents may also require lender approval of certain actions and as a result of the lender’s failure to grant such approval, a Private Fund may not be able to take a course of action it deems most profitable. These or other limitations may adversely affect a Private Fund’s flexibility and its ability to make distributions.

Joint Ventures. A Private Fund may, directly or indirectly, enter into joint ventures to acquire properties and other assets. A Private Fund may also purchase and develop properties in joint ventures or in partnerships, co-tenancies or other co-ownership arrangements. Such investments may involve risks not otherwise present with other methods of investment, including, for example, the following risks: that the Private Fund’s co-venturer, co-tenant or partner in an investment could become insolvent or bankrupt; that such co-venturer, co-tenant or partner may at any time have economic or business interests or goals that are or that become inconsistent with the Private Fund’s business interests or goals; that such co-venturer, co-tenant or partner may be in a position to take action contrary to the Private Fund’s policies or objectives; or that disputes between the Private Fund and the co-venturer, co-tenant or partner may result in litigation or arbitration that would increase the Private Fund’s expenses and prevent the Private Fund’s Adviser from focusing its time and effort on the Private Fund’s operations.

Any of the above might subject a property to liabilities in excess of those contemplated and thus reduce returns on that investment and the value of the Fund’s investment.

Use of Leverage by Private Funds. In addition to any borrowing utilized by the Fund, the Private Funds in which the Fund invests may utilize financial leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Private Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing the Fund’s market exposure, magnifying investment risks, and may cause losses to be realized more quickly. Leverage may also cause the Fund’s NAV to be more volatile than if it had not been leveraged.

Possible Competition Between Private Funds and Between the Fund and the Private Funds. The Private Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Private Fund could increase the level of competition for the same trades that other Private Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Other Risks Related to the Fund’s Investment in Private Funds. The Fund’s investment in Private Funds may include the following additional risks:

Preferred Securities Risk. There are various risks associated with investing in preferred securities in which the Fund may invest, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities. The preferred equity investments in which the Fund or the Private Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks.

Convertible Securities Risk. Convertible securities in which the Fund may invest are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. In addition, the Fund and Private Funds may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments and may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Inflation and Rising Interest Rates. Periods of high inflation and high interest rates, as well as periods of substantial volatility in interest rates could impact the value of investments made by the Fund directly or through a Private Fund. The value of certain investments can be expected to be extremely sensitive to changes in interest rates in the markets it operates. The Fund’s or a Private Fund’s investments will likely incur debt that bears interest at a variable rate. Accordingly, increases in interest rates would increase the interest costs of the Fund’s or a Private Fund’s investments, which could materially and adversely affect the results of operations and ability to pay amounts due on the outstanding debt.

Prepayment Risk and Redemption Risk. Debt investments may face prepayment risk and interest rate fluctuations that may adversely affect the Fund’s results of operations and financial condition. During periods of declining interest rates, the issuer of a security or borrower under a loan may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment of proceeds from such prepayment in lower yielding securities or loans, which may result in a decline in returns. Debt investments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. In addition, the market price of the Fund’s or a Private Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-rate debt investments generally rises. Conversely, during periods of rising interest rates, the market price of such investments generally declines. The magnitude of these fluctuations in the market price of debt investments is generally greater for securities with longer maturities. If the U.S. Federal Reserve or other relevant central banks increase benchmark interest rates, this could also negatively impact the price of debt instruments and could adversely affect the value of debt investments and the Fund’s NAV per Share.

Interest Rate Risk. The volatility of the global credit markets could make it more difficult to obtain favorable financing for investments. During periods of volatility, which often occur during economic downturns, generally credit spreads widen, interest rates rise, and investor demand for high yield debt declines. These trends result in reduced willingness by investment banks and other lenders to finance new investments and deterioration of available terms. If the overall cost of borrowing increases, either by increases in the index rates or by increases in lender spreads, the increased costs may result in future acquisitions generating lower overall economic returns and potentially reducing future cash flow available for distribution. Disruptions in the debt markets negatively impact the ability to borrow monies to finance the purchase of, or other activities related to, securities and other assets. If the Fund or a Private Fund is unable to borrow monies on terms and conditions that it finds acceptable, it likely will have to reduce the number of properties it can purchase, and the return on the properties it does purchase may be lower. In addition, a Private Fund may find it difficult, costly or impossible to refinance indebtedness that is maturing. Moreover, to the extent that such marketplace events are not temporary, they could have an adverse impact on the availability of credit to businesses generally and could lead to an overall weakening of the U.S. economy. As interest rates decrease, issuers may refinance loans, which will result in a reduction in the principal value of the loans and require the Fund or a Private Fund to reinvest cash at inopportune times. Conversely, as interest rates rise, borrowers may experience difficulty in making payments, resulting and delinquencies and defaults.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Apex Group, Ltd.
Entity Address, Address Line Two	190 Middle Street, Suite 101
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
Contact Personnel Name	Gino E. Malaspina, Esq.
Institutional Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional Shares
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares

[1]	All Other Expenses and Acquired Fund Fees and Expenses shown in this table are based on estimated amounts for the Fund’s initial fiscal year. The Fund’s actual expenses may vary from the estimated amounts shown. The Fund’s expenses may increase or decrease over time based on the Fund’s assets, and actual Fund expenses may vary from these estimated expenses.
[2]	The Management Fee is calculated and accrued daily at the annual rate of 1.50% of the Fund’s average daily net assets. “Net assets” means the total assets of the Fund minus the Fund’s liabilities. As of the date of this Prospectus, the Fund does not intend to borrow for investment purposes.
[3]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Private Funds. The “Acquired Fund Fees and Expenses” disclosed above were calculated in good faith by the Adviser based on estimates for the current fiscal year, which may (and which should be expected to) change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” In addition, the Private Funds held by the Fund will also change, further impacting the calculation of the “Acquired Fund Fees and Expenses.” Generally, fees payable to managers of the Private Funds are expected to range from 1% to 3% (annualized) of the average NAV of the Fund’s investment. In addition, certain Private Fund managers charge an incentive allocation or fee generally ranging from 15% to 35% of a Private Fund’s net profits, although it is possible on occasion that such ranges may be higher for certain Private Fund managers. Acquired Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
[4]	Other Expenses are based on estimated expenses for the current fiscal year, and include, among other things, Trustees fees and expenses, professional fees and other expenses that the Fund is expected to bear, including ongoing offering costs and fees and expenses of the Fund administrator, transfer agent and custodian.
[5]	The Adviser has contractually agreed through [•], 202[•], to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading and brokerage costs, acquired fund fees and expenses, and extraordinary or non-routine expenses such as litigation expenses) do not exceed 2.25% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement may not be terminated prior to [•], 202[•] without Board approval. Under the Expense Limitation Agreement, the Adviser may be reimbursed by the Fund for any contractual fee waivers or assumptions of expenses if reimbursement to the Adviser (a) occurs within three years from the date of the Adviser’s waiver/assumption and (b) does not cause the Total Annual Fund Operating Expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/assumption or the time of the reimbursement.